UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

September 30, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (97.4%)
Government Obligations (51.4%)
U.S. Government Agencies and Obligations (51.4%)
Federal Deposit Insurance Corporation (FDIC) (7.2%)
$1,420,000	Bank of America NA	1.700%	12/23/10	$1,424,934
4,000,000	Citibank NA (b)	0.439%	03/30/11	4,003,680
2,785,000	Citibank NA (b)	0.528%	07/12/11	2,786,236
3,475,000	General Electric Capital Corp.	1.625%	01/07/11	3,488,869
455,000	General Electric Capital Corp.	3.000%	12/09/11	468,820
5,220,000	HSBC USA, Inc.	3.125%	12/16/11	5,388,742
5,465,000	JPMorgan Chase & Co.	2.625%	12/01/10	5,487,221
1,740,000	Sovereign Bank	2.750%	01/17/12	1,791,647
1,650,000	The Goldman Sachs Group, Inc.	5.150%	01/15/14	1,791,045
				26,631,194
Federal Home Loan Mortgage Corporation (FHLMC) (12.3%)
1,730,368		3.342%	12/25/19	1,826,020
4,365,000	(c)	4.500%	10/01/40	4,538,919
1,330,000		4.875%	11/15/13	1,494,778
944,303	(d)	5.000%	04/01/35	997,918
514,210		5.000%	08/01/35	543,406
1,707,391	(d)	5.000%	11/01/35	1,804,333
1,550,687		5.000%	11/01/39	1,654,160
1,959,984		5.000%	03/01/40	2,090,764
1,452,494		5.000%	03/01/40	1,553,968
1,435,131		5.000%	03/01/40	1,535,399
1,948,640		5.000%	03/01/40	2,064,103
1,477,387		5.000%	04/01/40	1,552,931
995,629		5.000%	08/01/40	1,046,559
2,250,000	(c)	5.000%	10/01/40	2,363,202
317,272	(d)	5.500%	12/01/17	345,707
637,159	(d)	5.500%	06/01/20	688,483
943,188		5.500%	10/01/20	1,018,600
713,076		5.500%	11/01/23	762,332
1,155,866	(d)	5.500%	05/01/34	1,253,914
1,879,867	(d)	5.500%	05/01/34	2,039,048
1,411,169	(d)	5.500%	10/01/34	1,518,763
1,122,511		5.500%	07/01/35	1,198,365
1,223,665	(d)	5.500%	07/01/35	1,306,355
2,234,529	(d)	5.500%	10/01/35	2,406,124
2,700,093		5.500%	12/01/38	2,879,101
1,719,767	(d)	6.000%	11/01/33	1,884,618
220,468	(d)	6.500%	09/01/32	248,822
1,549,631		6.500%	06/01/36	1,735,018
1,299,934	(d)	7.000%	12/01/37	1,447,357
				45,799,067

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
Federal National Mortgage Association (FNMA) (19.7%)
$3,705,000	(l)	2.806%	07/25/20	$3,747,405
5,000,000	(c)	4.000%	10/01/25	5,218,750
7,000,000	(c)	4.500%	10/01/25	7,360,934
2,413,435		4.500%	04/01/40	2,538,568
1,125,000		4.750%	12/15/10	1,135,961
132,155		5.000%	05/01/18	142,822
270,917		5.000%	06/01/18	289,804
592,283		5.000%	07/01/18	640,148
891,349		5.000%	07/01/23	947,053
472,251		5.000%	11/01/33	501,425
211,956		5.000%	05/01/34	224,586
2,469,521		5.000%	12/01/34	2,622,083
1,360,578	(d)	5.000%	08/01/35	1,438,254
902,342		5.000%	04/01/38	967,806
956,578		5.000%	12/01/39	1,025,468
414,868		5.500%	01/01/17	449,108
91,838		5.500%	09/01/17	100,573
367,460		5.500%	02/01/18	402,624
689,880		5.500%	03/01/18	748,111
2,030,971	(d)	5.500%	04/01/33	2,188,621
345,004		5.500%	04/01/33	370,900
848,386		5.500%	05/01/33	914,252
409,170		5.500%	05/01/33	439,626
784,300		5.500%	10/01/33	842,679
563,053	(d)	5.500%	12/01/33	606,594
288,048		5.500%	01/01/34	309,489
862,421		5.500%	01/01/34	926,614
625,776		5.500%	02/01/34	678,267
507,399		5.500%	03/01/34	544,216
1,285,718		5.500%	03/01/34	1,398,884
1,834,000		5.500%	04/01/34	1,995,340
257,775		5.500%	04/01/34	276,479
1,256,519		5.500%	04/01/34	1,347,691
251,785		5.500%	04/01/34	270,055
237,315		5.500%	09/01/34	257,140
1,023,941	(d)	5.500%	02/01/35	1,103,560
1,698,497		5.500%	04/01/35	1,826,319
868,113		5.500%	06/01/35	928,390
1,314,389	(d)	5.500%	08/01/35	1,413,046
1,276,805		5.500%	10/01/35	1,390,476
975,416		5.500%	11/01/35	1,043,144
888,452		5.500%	12/01/39	953,074
463,884	(d)	6.000%	09/01/17	503,076

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$578,481		6.000%	08/01/23	$629,291
743,254	(d)	6.000%	10/01/32	824,651
627,296		6.000%	10/01/32	690,713
922,003		6.000%	11/01/32	1,014,881
1,108,377		6.000%	03/01/33	1,224,149
154,589		6.000%	04/01/33	169,528
666,655		6.000%	12/01/33	731,080
617,105		6.000%	01/01/36	672,539
771,536		6.000%	08/01/37	833,653
1,037,950		6.000%	09/01/37	1,135,859
913,100		6.000%	10/01/38	1,008,793
1,072,737		6.000%	12/01/38	1,163,474
306,459		6.500%	12/01/31	342,864
99,087	(d)	6.500%	02/01/32	110,870
503,837		6.500%	04/01/32	563,750
204,829		6.500%	05/01/32	229,217
432,718		6.500%	07/01/32	484,036
576,763		6.500%	08/01/32	645,170
290,894		6.500%	09/01/32	325,340
130,787		6.500%	09/01/32	146,284
489,028		6.500%	10/01/32	546,943
858,650		6.500%	11/01/36	940,379
241,772		6.500%	08/01/37	267,378
608,707	(d)	6.500%	08/01/37	672,222
950,792		6.500%	11/01/37	1,038,617
1,059,786		6.500%	11/01/39	1,156,685
327,876		7.000%	07/01/31	372,201
428,100		7.000%	09/01/31	485,928
46,564		7.000%	09/01/31	53,188
538,448		7.000%	11/01/31	615,403
136,003		7.000%	02/01/32	154,408
75,380		7.000%	03/01/32	85,604
294,396		7.000%	07/01/32	334,368
307,608		7.500%	04/01/31	352,278
69,011		7.500%	05/01/31	79,089
				73,130,248
Government National Mortgage Association (GNMA) (1.8%)
21,438,091	(b) (e)	0.728%	06/17/45	640,390
994,028		2.629%	09/16/33	1,030,141
472,872		4.408%	01/16/25	483,192
77,982		5.000%	12/15/39	83,867
1,957,558		5.000%	01/15/40	2,094,278
1,206,276		5.500%	07/15/38	1,301,640
974,291		5.500%	10/15/38	1,067,154

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$20,920		8.500%	10/15/22	$24,603
				6,725,265
U.S. Treasury (10.4%)
10,335,000	U.S. Treasury Bond	4.375%	05/15/40	11,607,549
7,115,000	U.S. Treasury Bond (f)	5.375%	02/15/31	9,160,562
1,246,350	U.S. Treasury Inflation-Indexed Notes	1.875%	07/15/13	1,324,636
1,550,000	U.S. Treasury Note	0.375%	08/31/12	1,548,850
3,550,000	U.S. Treasury Note	0.750%	09/15/13	3,561,924
1,520,000	U.S. Treasury Note	1.250%	08/31/15	1,519,526
2,385,000	U.S. Treasury Note	1.875%	08/31/17	2,382,951
7,405,000	U.S. Treasury Note	2.625%	08/15/20	7,474,422
				38,580,420
	Total government obligations (cost: $183,694,731)			190,866,194

Asset-Backed Securities (6.4%)
104,120	Associates Manufactured Housing Pass Through Ctfs (b)	7.725%	06/15/28	104,763
1,295,000	Capital Auto Receivables Asset Trust	5.310%	06/15/12	1,313,545
1,180,000	Chrysler Financial Auto Securitization Trust (l)	1.650%	11/08/13	1,180,738
1,745,000	Citibank Omni Master Trust - 144A Issue (g)	4.900%	11/15/18	1,888,453
327,527	Conseco Financial Corp.	6.400%	10/15/18	332,415
1,755,000	Countryplace Manufactured Housing Contract Trust - 144A Issue (b) (h) (l)	5.200%	12/15/35	1,123,200
2,282,397	Countrywide Asset-Backed Certificates (b)	5.934%	05/25/37	1,104,377
866,544	Countrywide Asset-Backed Certificates (b)	5.962%	03/25/34	309,646
481,686	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (g) (i)	6.240%	10/25/36	485,964
935,000	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (g) (i)	6.250%	10/25/36	964,305
2,731,811	Ford Credit Auto Lease Trust - 144A Issue (g)	1.040%	03/15/13	2,737,103
700,000	Ford Credit Auto Owner Trust	2.790%	08/15/13	712,474
435,000	Ford Credit Auto Owner Trust - 144A Issue (h)	7.050%	12/15/13	459,088
2,165,000	GE Capital Credit Card Master Note Trust	3.690%	07/15/15	2,270,350
1,480,000	GE Capital Credit Card Master Note Trust	4.470%	03/15/20	1,627,631
3,095,000	GMAC Mortgage Corp. Loan Trust (b) (d)	5.952%	08/25/37	1,607,311
1,608,722	GMAC Mortgage Corp. Loan Trust (d) (i)	6.088%	10/25/36	905,239
557,401	Harley-Davidson Motorcycle Trust	1.160%	10/15/12	558,359
345,155	JPMorgan Auto Receivables Trust - 144A Issue (h)	7.090%	02/15/14	345,447
86,260	National Collegiate Trust (l)	7.240%	09/20/14	37,533
440,000	Origen Manufactured Housing	5.605%	05/15/22	456,093
1,500,000	Origen Manufactured Housing (b)	5.700%	01/15/35	1,618,899
660,235	Origen Manufactured Housing (b)	5.730%	11/15/35	674,790
731,575	Origen Manufactured Housing (b)	5.860%	06/15/36	762,204
	Total asset-backed securities (cost: $27,591,460)			23,579,927

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities (9.4%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.9%)
$1,491,670	Banc of America Alternative Loan Trust (b)	5.668%	11/25/35	$187,057
740,935	Banc of America Alternative Loan Trust (b)	5.668%	11/25/35	55,566
1,573,145	Banc of America Alternative Loan Trust (b)	5.788%	01/25/36	142,289
395,317	Banc of America Alternative Loan Trust (b) (h)	6.245%	11/25/46	198
883,653	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	68,389
644,268	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	36,207
57,000	BHN I Mortgage Fund - 144A Issue (h) (j) (k)	7.916%	07/25/09	—
90,363	BlackRock Capital Finance LP - 144A Issue (g) (l)	7.750%	09/25/26	17,804
1,673,121	Citimortgage Alternative Loan Trust	6.250%	07/25/37	270,390
891,505	Global Mortgage Securitization Ltd. (d) (j)	5.250%	04/25/32	683,942
490,097	Global Mortgage Securitization Ltd. - 144A Issue (h) (j)	5.250%	11/25/32	391,303
1,133,349	Global Mortgage Securitization Ltd. - 144A Issue (h) (j)	5.250%	11/25/32	883,909
1,263,366	JP Morgan Mortgage Trust (b)	3.177%	11/25/33	780,470
915,936	JP Morgan Mortgage Trust (b)	5.631%	04/25/37	827,096
75,161	Mellon Residential Funding Corp.	6.750%	06/25/28	72,239
1,983,096	RESI Finance LP - 144A Issue (b) (h) (j) (l)	1.657%	09/10/35	1,403,970
1,824,843	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,354,555
				7,175,384
Commercial Mortgage-Backed Securities (7.5%)
279,411	Asset Securitization Corp. (b) (e)	8.621%	08/13/29	34,374
2,445,000	Asset Securitization Corp. (b)	7.674%	02/14/43	2,605,168
4,959,595	Asset Securitization Corp. - 144A Issue (b) (e) (g)	1.458%	10/13/26	53,911
1,697,031	Bear Stearns Commercial Mortgage Securities	4.320%	02/13/46	1,716,152
473,054	Carey Commercial Mortgage Trust - 144A Issue (g)	5.970%	09/20/19	481,442
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (b) (h)	5.805%	01/15/46	3,518,421
1,000,000	Commercial Mortgage Asset Trust	6.975%	01/17/32	1,091,889
1,000,000	Credit Suisse First Boston Mortgage Securities Corp.	4.691%	04/15/37	1,017,637
1,115,000	GE Capital Commercial Mortgage Corp. - 144A Issue (b) (d) (g)	6.314%	08/11/36	1,089,141
2,271,216	Hometown Commercial Mortgage - 144A Issue (h)	5.506%	11/11/38	1,032,874
2,054,631	Hometown Commercial Mortgage - 144A Issue (h)	6.057%	06/11/39	547,904
2,165,000	JP Morgan Chase Commercial Mortgage Securities Corp. - 144A Issue (g)	5.633%	12/05/27	2,467,036
914,144	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	929,486
11,277,315	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (e) (h)	2.251%	12/05/27	1,589,832
1,000,000	LB-UBS Commercial Mortgage Trust	4.547%	08/15/29	1,007,366
2,357,163	Morgan Stanley Capital I (b)	5.814%	04/12/49	2,378,843
10,681,705	Multi Security Asset Trust - 144A Issue (b) (e) (h)	1.150%	11/28/35	149,544
615,000	Multi Security Asset Trust - 144A Issue (b) (h)	5.880%	11/28/35	146,062
925,000	Multi Security Asset Trust - 144A Issue (b) (h)	5.880%	11/28/35	53,188
1,595,000	OBP Depositor LLC Trust (g)	4.646%	07/15/45	1,725,257
2,515,000	Timberstar Trust - 144A Issue (g)	6.208%	10/15/36	2,631,867

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
Commercial Mortgage-Backed Securities—continued
$1,475,000	Vornado DP LLC (g)	4.004%	09/13/28	$1,517,371
				27,784,765
	Total other mortgage-backed securities (cost: $46,827,130)			34,960,149

Corporate Obligations (30.2%)
Basic Materials (0.4%)
Agricultural Products (0.4%)
1,245,000	Cargill, Inc. - 144A Issue (g)	5.200%	01/22/13	1,349,378

Capital Goods (1.8%)
Containers-Metal/Glass (0.3%)
1,100,000	Ball Corp.	7.125%	09/01/16	1,188,000

Electronics-Military (0.8%)
2,715,000	L-3 Communications Corp.	5.875%	01/15/15	2,776,087

Manufacturing (0.7%)
755,000	Tyco International Finance SA (j)	4.125%	10/15/14	821,767
1,225,000	Tyco International Finance SA (j)	8.500%	01/15/19	1,623,643
300,000	Valmont Industries, Inc.	6.625%	04/20/20	309,068
				2,754,478
Communication Services (1.6%)
Broadcasting (1.0%)
2,000,000	COX Communications, Inc.	7.125%	10/01/12	2,214,186
1,560,000	NBC Universal, Inc. - 144A Issue (g)	4.375%	04/01/21	1,579,007
				3,793,193
Communications Equipment (0.6%)
1,605,000	Frontier Communications Corp.	7.875%	04/15/15	1,733,400
320,000	Frontier Communications Corp.	8.250%	04/15/17	350,000
				2,083,400
Consumer Staples (2.4%)
Entertainment (0.5%)
1,610,000	Time Warner Cable, Inc.	7.500%	04/01/14	1,897,611

Food (0.3%)
1,095,000	Corn Products International, Inc.	3.200%	11/01/15	1,116,073

Tobacco (1.6%)
2,800,000	Altria Group, Inc.	9.700%	11/10/18	3,790,085
845,000	Reynolds American, Inc.	7.250%	06/01/12	913,769
1,015,000	Reynolds American, Inc.	7.625%	06/01/16	1,190,659
				5,894,513
Energy (5.5%)
Oil & Gas (0.7%)
2,230,000	Southwestern Electric Power Co.	5.550%	01/15/17	2,443,785

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Corporate Obligations—continued
Energy—continued
Oil and Gas Services (0.4%)
$1,340,000	Smith International, Inc.	8.625%	03/15/14	$1,632,935

Oil Company-Integrated (1.6%)
3,100,000	Shell International Finance BV (j)	3.100%	06/28/15	3,263,600
2,605,000	Total Capital SA	4.450%	06/24/20	2,850,659
				6,114,259
Pipelines (2.8%)
865,000	El Paso Corp.	7.250%	06/01/18	932,312
1,440,000	El Paso Pipeline Partners Operating Co. LLC	6.500%	04/01/20	1,554,512
605,000	Enterprise Products Operating LLC	3.700%	06/01/15	635,071
1,280,000	Kinder Morgan Energy Partners LP	9.000%	02/01/19	1,666,687
2,000,000	NuStar Logistics LP	7.650%	04/15/18	2,427,926
2,150,000	Sunoco Logistics Partners Operations LP	6.850%	02/15/40	2,350,047
700,000	Williams Partners LP / Williams Partners Finance Corp.	7.250%	02/01/17	833,806
				10,400,361
Financial (12.8%)
Banks (4.0%)
1,440,000	Bank of America Corp.	7.375%	05/15/14	1,655,069
1,555,000	Citigroup, Inc.	4.750%	05/19/15	1,636,005
990,000	Citigroup, Inc.	6.500%	08/19/13	1,093,821
1,400,000	Merrill Lynch & Co., Inc.	6.400%	08/28/17	1,532,027
795,000	Morgan Stanley	5.500%	07/24/20	819,023
2,215,000	Morgan Stanley	6.000%	05/13/14	2,431,738
1,835,000	Morgan Stanley	6.250%	08/28/17	2,006,365
1,815,000	The Goldman Sachs Group, Inc.	0.372%	03/15/11	1,815,824
1,835,000	The Goldman Sachs Group, Inc.	6.150%	04/01/18	2,035,402
				15,025,274
Finance-Diversified (1.2%)
2,000,000	Allied Capital Corp. (h)	6.625%	07/15/11	2,038,298
805,000	Discover Financial Services	6.450%	06/12/17	865,945
1,270,000	International Lease Finance Corp. (g)	6.500%	09/01/14	1,362,075
				4,266,318
Insurance (4.6%)
1,840,000	AON Corp.	3.500%	09/30/15	1,874,557
1,945,000	Liberty Mutual Group, Inc. - 144A Issue (h)	7.800%	03/15/37	1,838,025
1,480,000	Metropolitan Life Global Funding I (g)	2.500%	09/29/15	1,482,776
2,858,000	OneBeacon US Holdings, Inc. (h)	5.875%	05/15/13	3,001,929
2,050,000	StanCorp Financial Group, Inc. (h)	6.875%	10/01/12	2,190,443

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Corporate Obligations—continued
Financial—continued
$1,000,000	StanCorp Financial Group, Inc. (b) (h)	6.900%	06/01/67	$912,500
1,710,000	Symetra Financial Corp. - 144A Issue (h)	6.125%	04/01/16	1,769,354
1,050,000	Symetra Financial Corp. - 144A Issue (b) (h)	8.300%	10/15/37	935,813
2,125,000	Unum Group	7.125%	09/30/16	2,452,422
470,000	XL Capital Finance Europe PLC (j)	6.500%	01/15/12	490,437
				16,948,256
Real Estate Investment Trust (0.2%)
800,000	WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC - 144A Issue (g) (j)	4.375%	11/15/10	803,206

Real Estate Investment Trust-Apartments (0.4%)
1,615,000	BRE Properties, Inc.	5.200%	03/15/21	1,644,559

Real Estate Investment Trust-Health Care (1.4%)
2,170,000	Health Care REIT, Inc.	4.700%	09/15/17	2,192,843
1,585,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	1,677,873
1,290,000	Nationwide Health Properties, Inc.	6.250%	02/01/13	1,399,422
				5,270,138
Real Estate Investment Trust-Mortgage (0.5%)
1,780,000	Dexus Property Group - 144A Issue (h) (j)	7.125%	10/15/14	1,960,188

Real Estate Investment Trust-Retail (0.5%)
1,580,000	WEA Finance LLC / WT Finance Aust Pty Ltd. - 144A Issue (g)	7.500%	06/02/14	1,839,000

Health Care (2.4%)
Drugs (0.8%)
2,350,000	Medco Health Solutions, Inc.	7.125%	03/15/18	2,885,995

Medical Products/Supplies (1.2%)
2,085,000	Bio-Rad Laboratories, Inc.	6.125%	12/15/14	2,126,700
880,000	Boston Scientific Corp.	5.450%	06/15/14	934,089
1,255,000	Laboratory Corp. of America Holdings	5.500%	02/01/13	1,353,324
				4,414,113
Medical-Biomedical/Genetics (0.4%)
1,445,000	Genzyme Corp. - 144A Issue (g)	3.625%	06/15/15	1,532,350

Technology (2.1%)
Computer Networking (0.2%)
780,000	Cisco Systems, Inc.	5.500%	01/15/40	857,472

Computer Services & Software (1.1%)
2,280,000	Fiserv, Inc.	3.125%	10/01/15	2,314,173
1,505,000	Intuit, Inc.	5.750%	03/15/17	1,705,109
				4,019,282
Software (0.8%)
2,605,000	Oracle Corp. (g)	5.375%	07/15/40	2,801,881

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Corporate Obligations—continued
Transportation (1.1%)
Airlines (0.6%)
$2,056,245	United Air Lines, Inc.	10.400%	11/01/16	$2,292,714

Transport-Rail (0.5%)
1,830,000	BNSF Funding Trust I	6.613%	12/15/55	1,839,150

Utilities (0.1%)
Electric Companies (0.1%)
440,000	Columbus Southern Power Co.	0.692%	03/16/12	440,979
	Total corporate obligations (cost: $104,813,994)			112,284,948
	Total long-term debt securities (cost: $362,927,315)			361,691,218

Shares
Short-Term Securities (8.0%)
Investment Companies (8.0%)
28,882,230	Dreyfus Treasury Cash Management Fund, current rate 0.010%	28,882,230
746,592	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.030%	746,592
	Total short-term securities (cost: $29,628,822)	29,628,822
	Total investments in securities (cost: $392,556,137) (m)	$391,320,040
	Liabilities in excess of cash and other assets (-5.4%)	(19,946,364)
	Total net assets (100.0%)	$371,373,676

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Variable rate security.
(c)	At September 30, 2010 the total cost of investments issued on a when-issued or forward commitment basis was $19,529,435.
(d)	Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2010.
(e)

Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On September 30, 2010, securities with an aggregate market value of $515,000 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
2 Year U.S. Treasury Note	December 2010	32	Long	14,380	—
5 Year U.S. Treasury Note	December 2010	150	Long	$134,203	—
10 Year U.S. Treasury Note	December 2010	9	Long	6,716	—
30 Year U.S. Treasury Bond	December 2010	15	Long	—	1,463
		206		$155,299	$1,463

See accompanying notes to investments in securities.

(g)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)

Represents ownership in an illiquid security.  (See note 3 of the notes to investments in securities.)  Information concerning the illiquid securities held at September 30, 2010, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Allied Capital Corp.	7/20/06	1,999,800
BHN I Mortgage Fund - 144A Issue *	Various	69,485
Banc of America Alternative Loan Trust	11/1/06	364,680
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue *	2/28/06	3,562,580
Countryplace Manufactured Housing Contract Trust - 144A Issue *	6/29/05	1,754,843
Dexus Property Group - 144A Issue *	9/28/09	1,772,560
Ford Credit Auto Owner Trust - 144A Issue *	6/19/07	434,921
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	487,702
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	1,121,868
Hometown Commercial Mortgage - 144A Issue *	11/28/06	2,291,677
Hometown Commercial Mortgage - 144A Issue *	6/7/07	2,051,972
JPMorgan Auto Receivables Trust - 144A Issue *	11/7/07	335,448
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue *	3/22/10	1,530,365
Liberty Mutual Group, Inc. - 144A Issue *	2/28/07	1,956,829
Multi Security Asset Trust - 144A Issue *	2/24/05	329,609
Multi Security Asset Trust - 144A Issue *	2/24/05	617,349
Multi Security Asset Trust - 144A Issue *	2/24/05	903,891
OneBeacon US Holdings, Inc.	Various	2,846,601
RESI Finance LP - 144A Issue *	5/27/09	867,604
StanCorp Financial Group, Inc.	5/23/07	2,038,705
StanCorp Financial Group, Inc.	5/23/07	998,070
Symetra Financial Corp. - 144A Issue *	Various	1,705,573
Symetra Financial Corp. - 144A Issue *	10/4/07	1,048,572
		$31,077,860

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
(i)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(j)	The Portfolio held 3.3% of net assets in foreign securities at September 30, 2010.
(k)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(l)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(m)

At September 30, 2010 the cost of securities for federal income tax purposes was $392,889,818. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

See accompanying notes to investments in securities.

Gross unrealized appreciation	$17,861,671
Gross unrealized depreciation	(19,431,449)
Net unrealized depreciation	$1,569,778

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

September 30, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal			Rate	Maturity	Market Value(a)
Commercial Paper (30.3%)
Consumer Cyclical (2.8%)
Retail (2.8%)
2,000,000	Wal-Mart Stores, Inc. (b)		0.230%	10/06/10	$1,999,950
1,250,000	Wal-Mart Stores, Inc. (b)		0.250%	10/19/10	1,249,875
					3,249,825
Consumer Staples (5.1%)
Beverage (2.5%)
1,000,000	Coca-Cola Co. (b)		0.270%	11/05/10	999,796
500,000	Coca-Cola Co. (b)		0.400%	11/16/10	499,859
1,500,000	Coca-Cola Co. (b)		0.400%	12/17/10	1,499,262
					2,998,917
Food (1.3%)
1,500,000	Nestle SA (b)		0.630%	12/22/10	1,498,531
Personal Care (1.3%)
1,500,000	Procter & Gamble (b)		0.490%	10/05/10	1,499,960

Financial (8.0%)
Auto Finance (2.9%)
2,000,000	American Honda Finance		0.260%	10/22/10	1,999,755
1,500,000	American Honda Finance		0.260%	10/27/10	1,499,783
					3,499,538
Banks (2.1%)
2,500,000	Goldman Sachs & Co	.	0.300%	10/07/10	2,499,917

Insurance (3.0%)
1,500,000	New York Life Cap Corp. (b)		0.260%	11/18/10	1,499,540
2,000,000	New York Life Cap Corp. (b)		0.290%	10/04/10	1,999,958
					3,499,498
Health Care (11.5%)
Drugs (9.1%)
1,500,000	Abbott Laboratories (b)		0.230%	11/23/10	1,499,580
2,000,000	Abbott Laboratories (b)		0.380%	11/01/10	1,999,621
2,500,000	Novartis Finance Corp. (b)		0.310%	10/12/10	2,499,840
1,000,000	Novartis Finance Corp. (b)		0.370%	11/15/10	999,713
1,750,000	Roche Holdings, Inc. (b)		0.200%	10/08/10	1,749,942
2,000,000	Roche Holdings, Inc. (b)		0.260%	11/02/10	1,999,662
					10,748,358
Health Care Equipment (2.4%)
1,000,000	Medtronic, Inc. (b)		0.330%	11/08/10	999,768

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
Commercial Paper—continued
Health Care—continued
1,900,000	Medtronic, Inc. (b)	0.420%	10/26/10	$1,899,710
				2,899,478
Technology (1.5%)
Aerospace/Defense (1.5%)
1,000,000	Honeywell International (b)	0.610%	12/01/10	999,458
750,000	Honeywell International (b)	0.800%	12/20/10	749,216
				1,748,674
Transport-Services (1.4%)
Air Freight (1.4%)
1,700,000	United Parcel Service, Inc. (b)	0.220%	10/18/10	1,699,904
	Total Commercial Paper (cost: $35,842,600)			35,842,600

Corporate Bonds & Notes (17.9)%
Capital Goods (3.3%)
Manufacturing (3.3%)
3,880,000	3M Co. - 144A Issue (d)	5.610%	12/12/10	3,920,099

Communication Services (3.0%)
Cellular Telephone (3.0%)
3,500,000	New Cingular Wireless Services, Inc.	7.875%	03/01/11	3,600,784

Financial (7.1%)
Banks (6.3%)
3,160,000	JPMorgan Chase & Co. (c)	0.796%	12/02/10	3,163,152
3,235,000	Morgan Stanley (c)	0.775%	01/18/11	3,235,022
1,080,000	Wells Fargo & Co. (c)	0.628%	01/12/11	1,080,007
				7,478,181
Diversified Financial Services (0.8%)
935,000	John Deere Capital Corp. (c)	1.225%	01/18/11	936,929

Health Care (4.5%)
Drugs (1.4%)
1,660,000	Pfizer, Inc. (c)	2.242%	03/15/11	1,675,143

Insurance (3.1%)
2,100,000	MassMutual Global Funding II - 144A Issue (c) (d)	0.518%	04/21/11	2,100,000

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
Corporate Bonds & Notes—continued
1,500,000	MetLife Institutional Funding II - 144A Issue (c) (d)	0.439%	09/20/11	$1,500,000
				3,600,000
	Total Corporate Bonds & Notes (cost: $21,211,136)			21,211,136

U.S. Government Obligations (44.5%)
Discount Notes (28.5%)
1,613,000	Federal Home Loan Mortgage Corp.	0.100%	10/13/10	1,612,919
3,000,000	Federal Home Loan Mortgage Corp.	0.150%	12/13/10	2,999,087
1,500,000	Federal Home Loan Mortgage Corp.	0.154%	11/29/10	1,499,582
1,500,000	Federal Home Loan Mortgage Corp.	0.160%	11/22/10	1,499,610
1,500,000	Federal Home Loan Mortgage Corp.	0.160%	12/27/10	1,499,348
2,500,000	Federal Home Loan Mortgage Corp.	0.170%	12/06/10	2,499,175
1,500,000	Federal Home Loan Mortgage Corp.	0.190%	11/19/10	1,499,653
2,500,000	Federal Home Loan Mortgage Corp.	0.200%	10/25/10	2,499,700
2,250,000	Federal Home Loan Mortgage Corp.	0.200%	12/14/10	2,249,191
1,500,000	Federal National Mortgage Assoc.	0.001%	11/03/10	1,499,766
3,000,000	Federal National Mortgage Assoc.	0.130%	11/09/10	2,999,480
2,017,000	Federal National Mortgage Assoc.	0.160%	11/10/10	2,016,641
2,000,000	Federal National Mortgage Assoc.	0.164%	10/29/10	1,999,743
2,000,000	Federal National Mortgage Assoc.	0.190%	10/20/10	1,999,815
2,500,000	Federal National Mortgage Assoc.	0.190%	11/17/10	2,499,429
2,500,000	Federal National Mortgage Assoc.	0.190%	11/24/10	2,499,438
300,000	Federal National Mortgage Assoc.	0.220%	10/01/10	300,000
				33,672,577
U.S. Treasury (16.0%)
2,000,000	U.S. Treasury Bills	0.140%	10/28/10	1,999,798
2,900,000	U.S. Treasury Bills	0.140%	11/12/10	2,899,554
2,750,000	U.S. Treasury Bills	0.140%	12/09/10	2,749,233
1,500,000	U.S. Treasury Bills	0.140%	12/16/10	1,499,525
2,000,000	U.S. Treasury Bills	0.150%	10/07/10	1,999,955
2,000,000	U.S. Treasury Bills	0.150%	10/21/10	1,999,842
2,750,000	U.S. Treasury Bills	0.160%	10/14/10	2,749,853
3,000,000	U.S. Treasury Bills	0.160%	11/04/10	2,999,589
				18,897,349
	Total U.S. government obligations (cost:52,569,926)			52,569,926

Other Short-Term Investments (5.6%)
Asset-Backed Securities (5.6%)
513,800	Ally Auto Receivables Trust	0.403%	08/15/11	513,800
2,750,000	AmeriCredit Automobile Receivables Trust	0.311%	10/11/11	2,750,000
15,544	Bank of America Auto Trust - 144A Issue (d)	0.262%	02/15/11	15,544
1,140,000	Bank of America NA (c)	0.470%	12/23/10	1,140,762

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
Other Short-Term Investments—continued
Asset-Backed Securities—continued
401,519	CNH Equipment Trust	0.576%	09/02/11	$401,519
1,250,000	Hyundai Auto Receivables Trust	0.371%	09/15/11	1,250,000
505,261	Nissan Auto Lease Trust	0.561%	06/15/11	505,261
96,937	World Omni Auto Receivables Trust	0.233%	02/15/11	96,937
	Total other short-term investments (cost: $6,673,823)			6,673,823

Shares
Investment Companies (1.8%)
1,850,000	Federated Government Obligations Fund, current rate 0.060%			1,850,000
274,242	Wells Fargo & Company, current rate 0.019%			274,242
	Total Investment Companies (cost: $2,124,242)			2,124,242
	Total investments in securities (cost: $118,421,727) (e)			$118,421,727
	Liabilities in excess of cash and other assets (-0.1%)			(142,755)
	Total net assets (100.0%)			$118,278,972

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 23.8% of the Portfolio’s net assets as of September 30, 2010.

(c)	Variable rate security.
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)	Also represents the cost of securities for federal income tax purposes at September 30, 2010.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

September 30, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (95.5%)
Government Obligations (82.9%)
U.S. Government Agencies and Obligations (82.9%)
Federal Home Loan Mortgage Corporation (FHLMC) (13.8%)
$1,000,000		4.000%	09/01/40	$1,026,573
1,000,000		4.500%	09/01/40	1,041,105
1,330,000	(b)	4.500%	10/01/40	1,382,993
1,143,066	(c)	5.000%	04/15/17	1,178,704
451,774		5.000%	03/01/23	479,410
305,128		5.000%	05/01/29	321,621
261,267		5.000%	05/15/31	267,789
565,903		5.000%	08/01/35	598,034
710,618	(c)	5.000%	11/01/35	750,966
500,000	(b)	5.000%	10/01/38	525,156
1,902,684	(c)	5.000%	11/01/39	2,029,644
484,165		5.000%	03/01/40	517,989
478,377		5.000%	03/01/40	511,800
424,773	(c)	5.500%	06/01/20	458,989
476,554		5.500%	10/01/20	514,657
713,076		5.500%	11/01/23	762,332
485,000	(b)	5.500%	10/01/25	521,375
272,521	(c)	5.500%	05/01/34	295,638
439,735	(c)	5.500%	05/01/34	476,970
499,412	(c)	6.000%	09/01/22	543,447
890,268	(c)	6.000%	11/01/33	975,606
438,441		6.250%	12/15/23	494,890
211,630		6.500%	11/01/32	234,981
				15,910,669
Federal National Mortgage Association (FNMA) (54.0%)
1,500,000		3.140%	08/01/15	1,574,224
361,738		3.500%	06/25/33	365,910
1,605,000	(b)	4.000%	10/01/25	1,675,219
74,525		4.500%	04/01/21	78,879
368,235		4.500%	11/01/23	390,531
933,278		4.500%	04/01/25	981,963
2,490,000	(b)	4.500%	10/01/25	2,618,389
1,039,255		4.500%	04/01/40	1,093,138
3,000,000	(b)	4.500%	10/01/40	3,123,750
400,000	(d)	4.750%	12/15/10	403,897
621,128		5.000%	05/01/18	671,263
360,873	(c)	5.000%	10/01/20	384,914
1,636,304	(c)	5.000%	11/01/33	1,737,391
1,748,418		5.000%	03/01/34	1,852,607
1,112,759		5.000%	03/01/34	1,179,069
402,313		5.000%	05/01/34	426,286

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$389,548		5.000%	12/01/34	$413,614
825,072		5.000%	07/01/35	876,043
853,102		5.000%	07/01/35	903,939
1,233,754		5.000%	07/01/35	1,307,274
927,623		5.000%	06/01/39	994,474
827,440		5.000%	12/01/39	887,030
345,723		5.500%	01/01/17	374,257
397,254		5.500%	02/01/18	435,269
870,973	(c)	5.500%	03/01/18	944,491
510,113		5.500%	08/01/23	549,396
573,995		5.500%	02/01/24	618,198
313,455		5.500%	04/01/33	336,983
1,450,693	(c)	5.500%	04/01/33	1,563,300
369,978		5.500%	05/01/33	397,517
195,918		5.500%	05/01/33	210,501
288,705		5.500%	05/01/33	311,119
1,568,600	(c)	5.500%	10/01/33	1,685,358
260,745		5.500%	01/01/34	280,153
129,505		5.500%	01/01/34	139,145
234,976		5.500%	02/01/34	252,467
2,316,368	(c)	5.500%	03/01/34	2,520,220
1,834,000	(c)	5.500%	04/01/34	1,995,341
660,569		5.500%	04/01/34	708,499
338,476		5.500%	04/01/34	363,035
160,770		5.500%	05/01/34	172,435
791,049		5.500%	09/01/34	857,135
570,903		5.500%	10/01/34	615,271
774,043		5.500%	01/01/35	834,340
481,005		5.500%	02/01/35	526,247
511,971		5.500%	02/01/35	551,780
112,185		5.500%	06/01/35	119,974
555,805		5.500%	08/01/35	597,523
207,539		5.500%	10/01/35	226,251
1,600,574	(c)	5.500%	09/01/36	1,716,711
148,988		5.500%	05/01/38	158,509
109,838		6.000%	09/01/32	121,032
989,133		6.000%	10/01/32	1,097,456
259,571		6.000%	10/01/32	285,812
800,085	(c)	6.000%	11/01/32	880,682
129,704		6.000%	11/01/32	142,797
311,035		6.000%	03/01/33	342,062
729,196		6.000%	03/01/33	805,361
389,959		6.000%	04/01/33	427,644
320,484		6.000%	12/01/33	355,211

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$425,632		6.000%	08/01/34	$464,636
219,357		6.000%	09/01/34	239,458
97,610		6.000%	11/01/34	106,554
1,170,274		6.000%	12/01/34	1,277,515
229,176		6.000%	11/01/36	248,753
1,727,843		6.000%	01/01/37	1,874,452
771,536		6.000%	08/01/37	833,653
703,150		6.000%	09/01/37	769,478
376,450		6.000%	12/01/37	406,972
652,489		6.000%	12/01/38	707,680
277,575		6.500%	11/01/23	300,412
245,246		6.500%	02/01/32	274,350
193,528		6.500%	02/01/32	216,578
408,132		6.500%	02/01/32	456,664
309,311		6.500%	04/01/32	346,092
146,306		6.500%	05/01/32	163,726
827,394		6.500%	07/01/32	925,519
289,186		6.500%	07/01/32	323,462
18,847		6.500%	09/01/32	21,030
72,044		6.500%	09/01/34	79,892
50,189		6.500%	11/01/34	55,656
539,037		6.500%	03/01/35	601,461
277,066		6.500%	02/01/36	306,729
400,456		6.500%	06/01/36	438,572
156,145		6.500%	08/01/37	172,682
918,595	(c)	6.500%	09/01/37	1,003,446
417,559		7.000%	09/01/31	476,962
52,789		7.000%	11/01/31	60,333
270,567		7.000%	02/01/32	307,115
49,312	(c)	7.000%	07/01/32	56,011
49,783	(c)	7.000%	10/01/37	55,506
35,836		7.000%	10/01/37	39,956
103,168		7.500%	04/01/31	118,149
				62,188,740
Government National Mortgage Association (GNMA) (15.0%)
11,857,510	(e) (f)	0.012%	03/16/42	11,192
7,133,726	(e) (f)	0.525%	03/16/34	144,870
4,348,637	(e) (f)	0.643%	07/16/40	94,235
14,983,465	(e) (f)	0.728%	06/17/45	447,580
1,988,055		2.629%	09/16/33	2,060,282
502,848	(c)	4.287%	01/16/30	512,915
365,372		4.385%	08/16/30	371,392
472,872		4.408%	01/16/25	483,192
850,000	(b)	4.500%	10/01/40	894,094

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$584,077	(c)	5.000%	05/15/33	$626,517
214,450		5.000%	12/15/39	230,633
2,936,336		5.000%	01/15/40	3,141,417
1,947,537		5.000%	07/15/40	2,076,876
3,665,000	(b)	5.000%	10/01/40	3,902,082
990,214		5.429%	12/16/23	1,025,066
631,194	(c)	5.500%	07/15/38	681,094
513,207		5.500%	10/15/38	562,122
				17,265,559
Vendee Mortgage Trust (0.1%)
99,520	Vendee Mortgage Trust	7.793%	02/15/25	117,993
	Total government obligations (cost: $93,232,781)			95,482,961

Asset-Backed Securities (5.6%)
329,533	ABFS Mortgage Loan Trust (g)	7.490%	12/25/31	170,985
1,167,524	BankAmerica Manufactured Housing Contract Trust (c)	7.800%	10/10/26	1,179,810
6,449	BankAmerica Manufactured Housing Contract Trust (e)	7.800%	01/10/28	6,457
595,000	Citibank Omni Master Trust - 144A Issue (h)	4.900%	11/15/18	643,914
8,372	Conseco Financial Corp. (e)	7.950%	08/15/25	8,383
124,361	Conseco Financial Corp.	8.300%	11/15/19	126,425
1,080,000	Countryplace Manufactured Housing Contract Trust - 144A Issue (e) (i) (l)	4.800%	12/15/35	874,631
51,015	Credit-Based Asset Servicing and Securitization LLC (g)	5.109%	05/25/35	51,000
825,747	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (c) (g) (h)	5.970%	10/25/36	840,780
220,000	Ford Credit Auto Owner Trust - 144A Issue (i)	7.050%	12/15/13	232,183
551,667	Origen Manufactured Housing	4.750%	08/15/21	556,903
515,000	Origen Manufactured Housing	5.605%	05/15/22	533,836
550,000	Origen Manufactured Housing	5.910%	01/15/37	583,644
471,257	Residential Asset Mortgage Products, Inc. (e)	5.145%	01/25/35	174,552
346,113	Residential Asset Mortgage Products, Inc. (g)	5.597%	12/25/33	235,561
101,480	Structured Asset Securities Corp. (g)	6.290%	11/25/32	70,998
207,444	Vanderbilt Mortgage Finance (e)	6.555%	03/07/23	210,326
	Total asset-backed securities (cost: $7,164,379)			6,500,388

Other Mortgage-Backed Securities (7.0%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (3.6%)
374,802	Banc of America Alternative Loan Trust (e)	6.201%	05/25/46	2,436
381,960	Bear Stearns Mortgage Securities, Inc. (l)	8.000%	11/25/29	380,408
10,000	BHN I Mortgage Fund - 144A Issue (e) (i) (j) (k) (l)	1.706%	03/25/11	25
425	BHN I Mortgage Fund - 144A Issue (i) (j) (k) (l)	7.540%	05/31/17	—
50,980	BHN I Mortgage Fund - 144A Issue (j) (k)	7.916%	07/25/09	—
861,928	BlackRock Capital Finance LP - 144A Issue (h) (l)	7.750%	09/25/26	169,827
572,160	Global Mortgage Securitization Ltd. (k)	5.250%	04/25/32	438,948

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
Collateralized Mortgage Obligations/Mortgage Revenue Bonds—continued
$419,140	Global Mortgage Securitization Ltd. (e) (k)	5.401%	04/25/32	$182,847
428,835	Global Mortgage Securitization Ltd. - 144A Issue (i) (k)	5.250%	11/25/32	342,390
918,931	Global Mortgage Securitization Ltd. - 144A Issue (i) (k)	5.250%	11/25/32	716,683
314,438	JPMorgan Mortgage Trust (e)	3.177%	11/25/33	237,453
960,654	JPMorgan Mortgage Trust (e)	3.776%	07/25/35	39,255
572,246	JPMorgan Mortgage Trust	6.063%	08/25/36	6
141,550	Morgan Stanley Dean Witter Capital I (e)	6.490%	07/25/17	113,630
24,581	Prudential Home Mortgage Securities - 144A Issue (h)	7.900%	04/28/22	23,997
74,013	Prudential Home Mortgage Securities - 144A Issue (h)	7.900%	04/28/22	61,276
6,625	Prudential Home Mortgage Securities - 144A Issue (e) (h)	8.027%	09/28/24	4,685
623,636	RESI Finance LP - 144A Issue (e) (i) (k) (l)	1.657%	09/10/35	441,515
68,990	Residential Accredit Loans, Inc. - 144A Issue (h)	6.250%	03/25/14	57,332
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (e)	5.400%	11/25/35	160,422
18,588	Structured Asset Mortgage Investments, Inc. (e)	5.040%	04/30/30	12,222
12,030	Structured Asset Mortgage Investments, Inc. (e)	5.040%	04/30/30	7,690
1,982,750	Structured Asset Securities Corp. (g)	6.000%	06/25/34	761,457
				4,154,504
Commercial Mortgage-Backed Securities (3.4%)
661,479	Asset Securitization Corp. (f) (i) (l)	2.433%	08/13/27	81,376
996,471	Asset Securitization Corp. (e) (f)	8.621%	08/13/29	122,587
6,388,580	Asset Securitization Corp. - 144A Issue (e) (f) (h)	1.458%	10/13/26	69,444
244,157	Carey Commercial Mortgage Trust - 144A Issue (h)	5.970%	09/20/19	248,486
29,513	GMAC Commercial Mortgage Sec. (i) (l)	5.940%	07/01/13	31,276
1,203,109	Hometown Commercial Mortgage - 144A Issue (i)	5.506%	11/11/38	547,135
187,838	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	190,990
3,745,874	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (e) (f) (i)	2.251%	12/05/27	528,079
500,000	LB-UBS Commercial Mortgage Trust	5.437%	06/15/36	519,344
500,000	Merrill Lynch Mortgage Trust	4.893%	11/12/35	508,886
357,854	Morgan Stanley Capital I	4.690%	06/13/41	358,774
9,039,163	Multi Security Asset Trust - 144A Issue (e) (f) (i)	1.150%	11/28/35	126,548
330,000	Multi Security Asset Trust - 144A Issue (e) (i)	5.880%	11/28/35	78,375
660,000	Multi Security Asset Trust - 144A Issue (e) (i)	5.880%	11/28/35	37,950
500,000	Vornado DP LLC (h)	2.970%	09/13/28	507,754
				3,957,004
	Total other mortgage-backed securities (cost: $17,173,277)			8,111,508
	Total long-term debt securities (cost: $117,570,437)			110,094,857

Shares				Market Value(a)
Short-Term Securities (18.8%)
Investment Companies (18.8%)
2,299,088	Dreyfus Treasury Cash Management Fund, current rate 0.010%			2,299,088

See accompanying notes to investments in securities.

Shares		Market Value(a)
Investment Companies—continued
7,550,000	Federated Government Obligations Fund, current rate 0.060%	$7,550,000
11,800,000	JPMorgan U.S. Government Money Market Fund, current rate 0.090%	11,800,000
	Total short-term securities (cost: $21,649,088)	21,649,088
	Total investments in securities (cost: $139,219,525) (m)	$131,743,945
	Liabilities in excess of cash and other assets (-14.3%)	(16,529,028)
	Total net assets (100.0%)	$115,214,917

Investments in Securities Legend

(a)          Securities are valued by procedures described in Note 2 of the notes to investments in securities.

(b)         At September 30, 2010 the total cost of investments issued on a when-issued or forward commitment basis was $14,675,586.

(c)          Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2010.

(d)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2010, securities with an aggregate market value of $201,949 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
10 Year U.S. Treasury Note	December 2010	13	Short	—	$26,861
		13		$0	$26,861

(e)	Variable rate security.
(f)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(g)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(h)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(i)

Represents ownership in an illiquid security. (See note 3 of the notes to investments in securities.) Information concerning the illiquid securities held at September 30, 2010, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Asset Securitization Corp. †	Various	62,989
BHN I Mortgage Fund - 144A Issue *	5/18/00	375
BHN I Mortgage Fund - 144A Issue *	9/06/02	1,078
Countryplace Manufactured Housing Contract Trust - 144A Issue *	6/29/05	1,079,864
Ford Credit Auto Owner Trust - 144A Issue *	6/19/07	219,960
GMAC Commercial Mortgage Sec. †	Various	28,126
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	426,740

See accompanying notes to investments in securities.

Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	909,623
Hometown Commercial Mortgage - 144A Issue *	11/28/06	1,215,122
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue *	3/22/10	508,326
Multi Security Asset Trust - 144A Issue *	2/24/05	816,352
Multi Security Asset Trust - 144A Issue *	2/24/05	331,260
Multi Security Asset Trust - 144A Issue *	2/24/05	644,938
RESI Finance LP - 144A Issue *	6/01/06	634,744
		$6,913,960

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	The Portfolio held 1.8% of net assets in foreign securities at September 30, 2010.
(l)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(m)

At September 30, 2010 the cost of securities for federal income tax purposes was $139,308,841. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$3,698,342
	Gross unrealized depreciation	(11,263,238)
	Net unrealized depreciation	$7,564,896

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

September 30, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Market Value(a)
Common Stocks (96.9%)
Basic Materials (3.4%)
Chemicals (1.6%)
8,404	Air Products & Chemicals, Inc.	$696,019
2,944	Airgas, Inc.	200,045
2,811	CF Industries Holdings, Inc.	268,450
2,795	Eastman Chemical Co.	206,830
9,225	Ecolab, Inc.	468,076
35,845	EI du Pont de Nemours & Co.	1,599,404
2,810	FMC Corp.	192,232
3,077	International Flavors & Fragrances, Inc.	149,296
6,530	PPG Industries, Inc.	475,384
12,102	Praxair, Inc.	1,092,327
4,797	Sigma-Aldrich Corp.	289,643
45,863	The Dow Chemical Co.	1,259,398
		6,897,104
Construction (0.1%)
5,067	Vulcan Materials Co.	187,074

Containers-Metal/Glass (0.1%)
6,467	Owens-Illinois, Inc. (b)	181,464

Iron and Steel (0.3%)
4,305	AK Steel Holding Corp.	59,452
3,850	Allegheny Technologies, Inc.	178,832
5,355	Cliffs Natural Resources, Inc.	342,292
12,477	Nucor Corp.	476,621
5,676	United States Steel Corp.	248,836
		1,306,033
Mining (0.8%)
40,381	Alcoa, Inc.	489,014
18,602	Freeport-McMoRan Copper & Gold, Inc.	1,588,425
19,470	Newmont Mining Corp.	1,222,911
3,562	Titanium Metals Corp. (b)	71,097
		3,371,447
Paper and Forest (0.5%)
4,254	Bemis Co., Inc.	135,065
17,280	International Paper Co.	375,840
16,185	Kimberly-Clark Corp.	1,052,834
6,753	MeadWestvaco Corp.	164,638
6,390	Plum Creek Timber Co., Inc.	225,567
21,179	Weyerhaeuser Co.	333,792
		2,287,736
Capital Goods (7.9%)
Aerospace & Defense (2.1%)
15,041	General Dynamics Corp.	944,725
4,954	Goodrich Corp.	365,258
4,526	L-3 Communications Holdings, Inc.	327,094
11,754	Lockheed Martin Corp.	837,825
11,634	Northrop Grumman Corp.	705,370
14,793	Raytheon Co.	676,188
6,216	Rockwell Collins, Inc.	362,082
28,932	The Boeing Co.	1,925,135
36,737	United Technologies Corp.	2,616,777
		8,760,454
Containers-Metal/Glass (0.1%)
3,619	Ball Corp.	212,978

Electrical Equipment (2.0%)
29,752	Emerson Electric Co.	1,566,740
422,754	General Electric Co.	6,869,752
5,391	Molex, Inc.	112,834
		8,549,326
Engineering/Construction (0.6%)
24,930	Caterpillar, Inc.	1,961,493
7,068	Fluor Corp.	350,078
4,959	Jacobs Engineering Group, Inc. (b)	191,913
8,342	Quanta Services, Inc. (b)	159,165
		2,662,649
Machinery (0.4%)
16,760	Deere & Co.	1,169,513
2,269	Flowserve Corp.	248,274
3,699	Roper Industries, Inc.	241,101
		1,658,888
Manufacturing (2.2%)
28,199	3M Co.	2,445,135
7,860	Cummins, Inc.	711,959
21,161	Danaher Corp.	859,348
7,381	Dover Corp.	385,362
6,635	Eaton Corp.	547,321
30,534	Honeywell International, Inc.	1,341,664
19,910	Illinois Tool Works, Inc.	936,168
7,252	ITT Corp.	339,611
5,790	Leggett & Platt, Inc.	131,781
4,595	Pall Corp.	191,336
6,373	Parker Hannifin Corp.	446,492
6,311	Sealed Air Corp.	141,871

See accompanying notes to investments in securities.

Shares		Market Value(a)
Capital Goods—continued
10,842	Textron, Inc.	$222,912
19,679	Tyco International Ltd.	722,810
		9,423,770
Metal Fabrication (0.2%)
5,625	Precision Castparts Corp.	716,344

Waste Management (0.3%)
12,115	Republic Services, Inc.	369,386
3,372	Stericycle, Inc. (b)	234,287
18,878	Waste Management, Inc.	674,700
		1,278,373
Communication Services (5.7%)
Broadcasting (0.9%)
26,917	CBS Corp. - Class B	426,904
110,978	Comcast Corp. - Class A (c)	2,006,482
34,274	The DIRECTV Group, Inc. - Class A (b)	1,426,827
		3,860,213
Computer Services & Software (0.1%)
7,470	Red Hat, Inc. (b)	306,270
6,885	VeriSign, Inc. (b)	218,530
		524,800
Media (0.1%)
11,254	Discovery Communications, Inc. (b)	490,112

Publishing (0.1%)
3,467	Scripps Networks Interactive, Inc. - Class A	164,960

Service (0.1%)
4,679	Salesforce.com, Inc. (b)	523,112

Telecommunication (1.5%)
15,862	American Tower Corp. - Class A (b)	813,086
61,750	Corning, Inc.	1,128,790
5,102	Harris Corp.	225,968
8,762	JDS Uniphase Corp. (b)	108,561
10,355	MetroPCS Communications, Inc. (b)	108,313
92,287	Motorola, Inc. (b)	787,208
63,472	QUALCOMM, Inc.	2,863,857
15,081	Tellabs, Inc.	112,353
		6,148,136
Telephone (2.9%)
233,654	AT&T, Inc.	6,682,504
11,919	CenturyTel, Inc.	470,324
39,226	Frontier Communications Corp.	320,476
68,774	Qwest Communications International, Inc.	431,213
118,014	Sprint Nextel Corp. (b)	546,405
111,775	Verizon Communications, Inc.	3,642,747
19,105	Windstream Corp.	234,801
		12,328,470
Consumer Cyclical (9.0%)
Auto (0.6%)
135,998	Ford Motor Co. (b)	1,664,616
26,624	Johnson Controls, Inc.	812,032
9,606	The Goodyear Tire & Rubber Co. (b)	103,264
		2,579,912
Building Materials (0.0%)
14,175	Masco Corp.	156,067

Distribution Durables (0.2%)
5,829	Fastenal Co.	310,045
6,232	Genuine Parts Co.	277,885
2,357	WW Grainger, Inc.	280,742
		868,672
Entertainment (0.1%)
11,787	International Game Technology	170,322
2,979	Wynn Resorts Ltd.	258,488
		428,810
Hardware and Tools (0.1%)
2,238	Snap-On, Inc.	104,089
6,491	Stanley Black & Decker, Inc.	397,769
		501,858
Home Builders (0.1%)
11,076	DR Horton, Inc.	123,165
6,289	Lennar Corp. - Class A	96,725
13,317	Pulte Homes, Inc. (b)	116,657
		336,547
Housewares (0.1%)
3,002	Whirlpool Corp.	243,042

Leisure (0.4%)
17,188	Carnival Corp.	656,753
9,312	Harley-Davidson, Inc.	264,833
5,529	Hasbro, Inc.	246,096

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
14,224	Mattel, Inc.	$333,695
		1,501,377
Lodging-Hotel (0.2%)
11,333	Marriott International, Inc. - Class A	406,061
7,518	Starwood Hotels & Resorts Worldwide, Inc.	395,071
7,063	Wyndham Worldwide Corp.	194,021
		995,153
Photography/Imagery (0.0%)
10,623	Eastman Kodak Co. (b)	44,617

Publishing (0.4%)
9,433	Gannett Co., Inc.	115,366
1,356	Meredith Corp.	45,168
90,173	News Corp. - Class A	1,177,659
12,222	The McGraw-Hill Cos., Inc.	404,059
4,610	The New York Times Co. - Class A (b)	35,682
280	The Washington Post Co. - Class B	111,835
		1,889,769
Retail (5.7%)
3,434	Abercrombie & Fitch Co. - Class A	135,025
13,990	Amazon.com, Inc. (b)	2,197,269
2,489	AutoNation, Inc. (b)	57,869
1,198	AutoZone, Inc. (b)	274,234
10,434	Bed Bath & Beyond, Inc. (b)	452,940
13,683	Best Buy Co., Inc.	558,677
2,987	Big Lots, Inc. (b)	99,318
8,846	CarMax, Inc. (b)	246,450
17,364	Costco Wholesale Corp.	1,119,804
53,706	CVS Caremark Corp.	1,690,128
5,244	Family Dollar Stores, Inc.	231,575
5,945	GameStop Corp. - Class A (b)	117,176
65,849	Home Depot, Inc.	2,086,096
9,349	JC Penney Co., Inc.	254,106
12,178	Kohl’s Corp. (b)	641,537
55,488	Lowe’s Cos., Inc.	1,236,828
10,465	Ltd. Brands, Inc.	280,253
16,713	Macy’s, Inc.	385,903
15,280	NIKE, Inc. - Class B	1,224,539
6,625	Nordstrom, Inc.	246,450
5,487	O’Reilly Automotive, Inc. (b)	291,908
10,912	Office Depot, Inc. (b)	50,195
2,578	Polo Ralph Lauren Corp.	231,659
4,896	RadioShack Corp.	104,432
4,763	Ross Stores, Inc.	260,155
1,751	Sears Holdings Corp. (b)	126,317
28,870	Staples, Inc.	603,960
28,527	Target Corp.	1,524,483
17,375	The Gap, Inc.	323,870
3,570	The Sherwin-Williams Co.	268,250
4,992	Tiffany & Co.	234,574
15,843	TJX Cos., Inc.	707,073
5,091	Urban Outfitters, Inc. (b)	160,061
79,088	Wal-Mart Stores, Inc.	4,232,790
38,481	Walgreen Co.	1,289,114
		23,945,018
Services (0.7%)
45,659	eBay, Inc. (b)	1,114,079
8,212	Expedia, Inc.	231,660
19,329	Interpublic Group of Cos., Inc. (b)	193,870
5,057	Monster Worldwide, Inc. (b)	65,539
11,916	Omnicom Group, Inc.	470,444
1,920	priceline.com, Inc. (b)	668,813
5,836	Robert Half International, Inc.	151,736
		2,896,141
Textiles (0.2%)
5,192	Cintas Corp.	143,040
11,760	Coach, Inc.	505,209
3,417	VF Corp.	276,845
		925,094
Trucks and Parts (0.2%)
14,414	PACCAR, Inc.	694,034

Consumer Staples (11.2%)
Agricultural Products (0.4%)
25,280	Archer-Daniels-Midland Co.	806,938
21,370	Monsanto Co.	1,024,264
		1,831,202
Beverages (2.6%)
4,104	Brown-Forman Corp. - Class B	252,971
13,063	Coca-Cola Enterprises, Inc.	404,953
7,006	Constellation Brands, Inc. - Class A (b)	123,936
9,445	Dr Pepper Snapple Group, Inc.	335,486

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Staples—continued
6,249	Molson Coors Brewing Co. - Class B	$295,078
62,909	PepsiCo, Inc.	4,179,674
91,321	The Coca-Cola Co.	5,344,105
		10,936,203
Entertainment (0.8%)
75,628	The Walt Disney Co.	2,504,043
24,047	Viacom, Inc. - Class B	870,261
		3,374,304
Food (1.8%)
7,573	Campbell Soup Co.	270,735
17,385	ConAgra Foods, Inc.	381,427
7,200	Dean Foods Co. (b)	73,512
25,394	General Mills, Inc.	927,897
12,587	HJ Heinz Co.	596,246
2,730	Hormel Foods Corp.	121,758
10,321	Kellogg Co.	521,314
68,963	Kraft Foods, Inc. - Class A	2,128,198
5,244	McCormick & Co., Inc.	220,458
8,088	Mead Johnson Nutrition Co.	460,288
26,185	Sara Lee Corp.	351,664
23,265	Sysco Corp.	663,518
6,107	The Hershey Co.	290,632
4,711	The JM Smucker Co.	285,157
11,790	Tyson Foods, Inc. - Class A	188,876
		7,481,680
Household Products (0.3%)
4,346	Avery Dennison Corp.	161,324
5,494	Clorox Co.	366,779
6,024	Fortune Brands, Inc.	296,561
11,004	Newell Rubbermaid, Inc.	195,981
5,320	Pactiv Corp. (b)	175,454
		1,196,099
Personal Care (2.1%)
16,961	Avon Products, Inc.	544,618
19,217	Colgate-Palmolive Co.	1,477,018
4,514	The Estee Lauder Cos., Inc. - Class A	285,420
112,239	The Procter & Gamble Co.	6,730,973
		9,038,029
Restaurants (1.2%)
5,475	Darden Restaurants, Inc.	234,220
42,086	McDonald’s Corp.	3,135,828
29,265	Starbucks Corp.	748,599
18,466	Yum! Brands, Inc.	850,544
		4,969,191
Retail (0.3%)
15,089	Safeway, Inc.	319,283
8,388	SUPERVALU, Inc.	96,714
25,388	The Kroger Co.	549,904
5,777	Whole Foods Market, Inc. (b)	214,384
		1,180,285
Services (0.1%)
4,992	Apollo Group, Inc. - Class A (b)	256,339
2,426	DeVry, Inc.	119,383
8,157	RR Donnelley & Sons Co.	138,343
		514,065
Tobacco (1.6%)
82,404	Altria Group, Inc.	1,979,344
5,999	Lorillard, Inc.	481,780
72,475	Philip Morris International, Inc.	4,060,049
6,686	Reynolds American, Inc.	397,082
		6,918,255
Energy (10.7%)
Alternate Source (0.1%)
2,132	First Solar, Inc. (b)	314,150

Mining (0.2%)
8,928	Consol Energy, Inc.	329,979
4,037	Massey Energy Co.	125,228
10,643	Peabody Energy Corp.	521,613
		976,820
Oil & Gas (8.3%)
19,570	Anadarko Petroleum Corp.	1,116,469
14,404	Apache Corp.	1,408,135
4,105	Cabot Oil & Gas Corp. - Class A	123,602
25,873	Chesapeake Energy Corp.	586,023
79,503	Chevron Corp.	6,443,718
58,655	ConocoPhillips	3,368,557
15,788	Denbury Resources, Inc. (b)	250,871
17,201	Devon Energy Corp.	1,113,593
10,023	EOG Resources, Inc.	931,838
201,341	Exxon Mobil Corp.	12,440,860
4,150	Helmerich & Payne, Inc.	167,909
11,558	Hess Corp.	683,309
28,061	Marathon Oil Corp.	928,819
7,584	Murphy Oil Corp.	469,601

See accompanying notes to investments in securities.

Shares		Market Value(a)
Energy—continued
11,280	Nabors Industries, Ltd. (b) (d)	$203,717
6,912	Noble Energy, Inc.	519,022
32,118	Occidental Petroleum Corp.	2,514,839
4,586	Pioneer Natural Resources Co.	298,228
6,925	QEP Resources, Inc.	208,720
6,327	Range Resources Corp.	241,249
4,498	Rowan Cos., Inc. (b)	136,559
13,685	Southwestern Energy Co. (b)	457,626
4,767	Sunoco, Inc.	173,996
22,391	Valero Energy Corp.	392,066
		35,179,326
Oil and Gas Services (1.7%)
17,046	Baker Hughes, Inc.	726,160
9,577	Cameron International Corp. (b)	411,428
2,696	Diamond Offshore Drilling, Inc.	182,708
4,745	FMC Technologies, Inc. (b)	324,036
36,017	Halliburton Co.	1,191,082
16,571	National Oilwell Varco, Inc.	736,912
54,028	Schlumberger, Ltd.	3,328,665
5,643	Tesoro Corp.	75,390
		6,976,381
Pipelines (0.4%)
27,837	El Paso Corp.	344,622
5,822	EQT Corp.	209,942
25,624	Spectra Energy Corp.	577,821
23,119	The Williams Cos., Inc.	441,804
		1,574,189
Financial (16.0%)
Banks (4.6%)
396,760	Bank of America Corp.	5,201,524
27,400	BB&T Corp.	659,792
6,972	Comerica, Inc.	259,010
31,488	Fifth Third Bancorp	378,801
9,198	First Horizon National Corp. (b)	104,945
20,823	Hudson City Bancorp, Inc.	255,290
28,346	Huntington Bancshares, Inc.	160,722
34,808	KeyCorp	277,072
3,414	M&T Bank Corp.	279,299
20,863	Marshall & Ilsley Corp.	146,876
9,572	Northern Trust Corp.	461,753
14,665	People’s United Financial, Inc.	191,965
20,775	PNC Financial Services Group, Inc.	1,078,430
49,662	Regions Financial Corp.	361,043
19,844	State Street Corp.	747,325
19,768	SunTrust Banks, Inc.	510,607
48,005	The Bank of New York Mellon Corp.	1,254,371
75,808	US Bancorp	1,638,969
206,941	Wells Fargo & Co.	5,200,427
6,854	Zions BanCorp.	146,401
		19,314,622
Commercial Services (0.2%)
4,943	Equifax, Inc.	154,221
12,199	H&R Block, Inc.	157,977
8,060	Moody’s Corp.	201,339
12,720	Paychex, Inc.	349,673
6,557	Total System Services, Inc.	99,929
		963,139
Consumer Finance (0.6%)
3,904	Mastercard, Inc. - Class A - Class A	874,496
19,651	Visa, Inc. - Class A	1,459,283
		2,333,779
Finance-Diversified (1.3%)
41,392	American Express Co.	1,739,706
9,927	Ameriprise Financial, Inc.	469,845
18,061	Capital One Financial Corp.	714,313
2,718	CME Group, Inc.	707,903
21,512	Discover Financial Services	358,820
3,583	Federated Investors, Inc. - Class B	81,549
2,928	IntercontinentalExchange, Inc. (b)	306,620
7,261	Janus Capital Group, Inc.	79,508
7,793	Leucadia National Corp. (b)	184,071
19,205	SLM Corp. (b)	221,818
5,691	The NASDAQ OMX Group, Inc. (b)	110,576
26,102	The Western Union Co.	461,222
		5,435,951
Insurance (4.0%)
13,400	ACE, Ltd.	780,550
18,617	Aflac, Inc.	962,685
5,334	American International Group, Inc. (b)	208,559
10,664	AON Corp.	417,069
4,212	Assurant, Inc.	171,428

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
68,403	Berkshire Hathaway, Inc. - Class B (b)	$5,655,560
12,438	Chubb Corp.	708,842
10,762	CIGNA Corp.	385,064
6,432	Cincinnati Financial Corp.	185,563
19,349	Genworth Financial, Inc. - Class A (b)	236,445
17,569	Hartford Financial Services Group, Inc.	403,209
12,524	Lincoln National Corp.	299,574
12,569	Loews Corp.	476,365
21,450	Marsh & McLennan Cos., Inc.	517,374
35,852	MetLife, Inc.	1,378,510
12,665	Principal Financial Group, Inc.	328,277
18,466	Prudential Financial, Inc.	1,000,488
21,276	The Allstate Corp.	671,258
26,399	The Progressive Corp.	550,947
18,584	The Travelers Cos., Inc.	968,226
3,196	Torchmark Corp.	169,836
12,921	Unum Group	286,200
13,523	XL Group PLC (d)	292,908
		17,054,937
Investment Bankers/Brokers (3.9%)
939,455	Citigroup, Inc. (b)	3,663,874
7,855	E*Trade Financial Corp. (b)	114,212
5,793	Franklin Resources, Inc.	619,272
18,510	Invesco, Ltd.	392,967
156,791	JPMorgan Chase & Co.	5,969,035
6,107	Legg Mason, Inc.	185,103
55,239	Morgan Stanley	1,363,298
10,136	T Rowe Price Group, Inc.	507,459
39,182	The Charles Schwab Corp.	544,630
20,389	The Goldman Sachs Group, Inc.	2,947,842
		16,307,692
Real Estate (0.0%)
11,451	CB Richard Ellis Group, Inc. - Class A (b)	209,324

Real Estate Investment Trust-Apartments (0.2%)
4,541	Apartment Investment & Management Co. - Class A	97,087
3,359	AvalonBay Communities, Inc.	349,101
11,208	Equity Residential	533,164
		979,352
Real Estate Investment Trust-Diversified (0.1%)
6,405	Vornado Realty Trust	547,820

Real Estate Investment Trust-Health Care (0.2%)
12,260	HCP, Inc.	441,115
5,242	Health Care REIT, Inc.	248,156
6,211	Ventas, Inc.	320,301
		1,009,572
Real Estate Investment Trust-Hotels (0.1%)
26,032	Host Hotels & Resorts, Inc.	376,943

Real Estate Investment Trust-Office (0.1%)
5,510	Boston Properties, Inc.	457,991

Real Estate Investment Trust-Regional Mall (0.3%)
11,579	Simon Property Group, Inc.	1,073,837

Real Estate Investment Trust-Self Storage (0.1%)
5,499	Public Storage	533,623

Real Estate Investment Trust-Shopping (0.1%)
16,047	Kimco Realty Corp.	252,740

Real Estate Investment Trust-Warehouse-Industrial (0.1%)
18,853	ProLogis	222,088

Special Services (0.1%)
10,303	NYSE Euronext	294,357

Health Care (10.8%)
Biotechnology (1.1%)
37,900	Amgen, Inc. (b)	2,088,669
9,566	Biogen Idec, Inc. (b)	536,844
18,168	Celgene Corp. (b)	1,046,658
10,077	Genzyme Corp. (b)	713,351
7,249	Life Technologies Corp. (b)	338,456
		4,723,978
Drugs (5.4%)
61,054	Abbott Laboratories	3,189,461
12,160	Allergan, Inc.	809,005
11,025	AmerisourceBergen Corp.	338,026
67,808	Bristol-Myers Squibb Co.	1,838,275
13,885	Cardinal Health, Inc.	458,760
8,801	CareFusion Corp. (b)	218,617
2,943	Cephalon, Inc. (b)	183,761
40,125	Eli Lilly & Co.	1,465,766
21,448	Express Scripts, Inc. (b)	1,044,518
11,291	Forest Laboratories, Inc. (b)	349,231
33,161	Gilead Sciences, Inc. (b)	1,180,863
6,613	Hospira, Inc. (b)	377,007
9,872	King Pharmaceuticals, Inc. (b)	98,325

See accompanying notes to investments in securities.

Shares		Market Value(a)
Health Care—continued
17,147	Medco Health Solutions, Inc. (b)	$892,673
121,694	Merck & Co., Inc.	4,479,556
12,232	Mylan, Inc. (b)	230,084
317,851	Pfizer, Inc.	5,457,502
4,175	Watson Pharmaceuticals, Inc. (b)	176,644
		22,788,074
Health Care Diversified (0.1%)
4,065	Laboratory Corp. of America Holdings (b)	318,818

Hospital Management (0.0%)
19,186	Tenet Healthcare Corp. (b)	90,558

Managed Care (1.0%)
16,504	Aetna, Inc.	521,691
5,867	Coventry Health Care, Inc. (b)	126,317
6,691	Humana, Inc. (b)	336,156
10,338	McKesson Corp.	638,682
44,456	UnitedHealth Group, Inc.	1,560,850
15,806	WellPoint, Inc. (b)	895,252
		4,078,948
Medical Products/Supplies (3.1%)
23,107	Baxter International, Inc.	1,102,435
9,179	Becton Dickinson and Co.	680,164
59,981	Boston Scientific Corp. (b)	367,683
3,703	CR Bard, Inc.	301,535
5,647	DENTSPLY International, Inc.	180,535
1,545	Intuitive Surgical, Inc. (b)	438,378
108,917	Johnson & Johnson	6,748,497
42,701	Medtronic, Inc.	1,433,900
3,824	Patterson Cos., Inc.	109,558
12,946	St Jude Medical, Inc. (b)	509,296
13,498	Stryker Corp.	675,575
4,809	Varian Medical Systems, Inc. (b)	290,944
7,946	Zimmer Holdings, Inc. (b)	415,814
		13,254,314
Special Services (0.1%)
4,057	DaVita, Inc. (b)	280,055
5,816	Quest Diagnostics, Inc.	293,533
		573,588
Technology (16.7%)
Aerospace/Defense (0.1%)
11,610	SAIC, Inc. (b)	185,528

Computer Hardware (5.5%)
36,125	Apple, Inc. (b) (c)	10,250,469
66,901	Dell, Inc. (b)	867,037
89,671	Hewlett-Packard Co.	3,772,459
49,874	International Business Machines Corp.	6,690,098
3,032	Lexmark International, Inc. - Class A (b)	135,288
8,173	Pitney Bowes, Inc.	174,739
9,207	SanDisk Corp. (b)	337,436
6,615	Teradata Corp. (b)	255,074
9,067	Western Digital Corp. (b)	257,412
54,688	Xerox Corp.	566,021
		23,306,033
Computer Networking (2.8%)
7,181	Akamai Technologies, Inc. (b)	360,343
225,831	Cisco Systems, Inc. (b)	4,945,699
9,896	Google, Inc. - Class A (b)	5,203,218
20,558	Juniper Networks, Inc. (b)	623,935
53,313	Yahoo!, Inc. (b)	755,445
		11,888,640
Computer Peripherals (0.4%)
81,200	EMC Corp. (b)	1,649,172

Computer Services & Software (4.7%)
20,768	Adobe Systems, Inc. (b)	543,083
8,987	Autodesk, Inc. (b)	287,315
19,455	Automatic Data Processing, Inc.	817,694
7,063	BMC Software, Inc. (b)	285,910
15,302	CA, Inc.	323,178
2,750	Cerner Corp. (b)	230,973
7,392	Citrix Systems, Inc. (b)	504,430
11,898	Cognizant Technology Solutions Corp. - Class A (b)	767,064
6,104	Computer Sciences Corp.	280,784
8,827	Compuware Corp. (b)	75,294
13,060	Electronic Arts, Inc. (b)	214,576
10,338	Fidelity National Information Services, Inc.	280,470
6,013	McAfee, Inc. (b)	284,174
301,119	Microsoft Corp.	7,374,404
14,119	NetApp, Inc. (b)	702,985
13,891	Novell, Inc. (b)	82,929
153,036	Oracle Corp.	4,109,017
31,212	Symantec Corp. (b)	473,486

See accompanying notes to investments in securities.

Shares		Market Value(a)
Technology—continued
14,049	Time Warner Cable, Inc. - Class A	$758,506
44,465	Time Warner, Inc.	1,362,852
		19,759,124
Electrical Equipment (0.1%)
7,739	Jabil Circuit, Inc.	111,519
5,609	Rockwell Automation, Inc.	346,244
		457,763
Electrical Instruments (0.5%)
13,696	Agilent Technologies, Inc. (b)	457,036
6,869	Amphenol Corp. - Class A	336,444
6,205	FLIR Systems, Inc. (b)	159,468
2,661	Harman International Industries, Inc. (b)	88,904
4,638	PerkinElmer, Inc.	107,323
16,110	Thermo Fisher Scientific, Inc. (b)	771,347
3,639	Waters Corp. (b)	257,568
		2,178,090
Electronic Component-Semiconductor (2.3%)
22,406	Advanced Micro Devices, Inc. (b)	159,307
12,107	Altera Corp.	365,147
11,787	Analog Devices, Inc.	369,876
52,831	Applied Materials, Inc.	617,066
17,719	Broadcom Corp. - Class A	627,075
220,170	Intel Corp.	4,233,869
6,636	KLA-Tencor Corp.	233,786
8,875	Linear Technology Corp.	272,729
25,379	LSI Corp. (b)	115,728
8,992	MEMC Electronic Materials, Inc. (b)	107,185
7,352	Microchip Technology, Inc.	231,220
33,808	Micron Technology, Inc. (b)	243,756
9,472	National Semiconductor Corp.	120,957
3,634	Novellus Systems, Inc. (b)	96,592
22,697	NVIDIA Corp. (b)	265,101
4,320	QLogic Corp. (b)	76,205
7,170	Teradyne, Inc. (b)	79,874
47,260	Texas Instruments, Inc.	1,282,636
10,234	Xilinx, Inc.	272,327
		9,770,436
Services-Data Processing (0.3%)
1,939	Dun & Bradstreet Corp.	143,757
5,935	Fiserv, Inc. (b)	319,422
11,178	Intuit, Inc. (b)	489,708
7,968	Iron Mountain, Inc.	178,005
		1,130,892
Transportation (2.0%)
Air Freight (1.0%)
6,558	CH Robinson Worldwide, Inc.	458,535
12,438	FedEx Corp.	1,063,449
39,174	United Parcel Service, Inc. - Class B	2,612,514
		4,134,498
Airlines (0.1%)
29,496	Southwest Airlines Co.	385,513

Railroads (0.8%)
15,012	CSX Corp.	830,464
14,576	Norfolk Southern Corp.	867,418
19,675	Union Pacific Corp.	1,609,415
		3,307,297
Transport Services (0.1%)
8,389	Expeditors International of Washington, Inc.	387,823

Trucking (0.0%)
2,049	Ryder System, Inc.	87,636

Utilities (3.5%)
Electric Companies (3.2%)
6,706	Allegheny Energy, Inc.	164,431
9,459	Ameren Corp.	268,636
18,957	American Electric Power Co., Inc.	686,812
16,675	CenterPoint Energy, Inc.	262,131
9,101	CMS Energy Corp.	164,000
11,175	Consolidated Edison, Inc.	538,859
7,985	Constellation Energy Group, Inc.	257,436
23,295	Dominion Resources, Inc.	1,017,060
6,674	DTE Energy Co.	306,537
52,144	Duke Energy Corp.	923,470
12,883	Edison International	443,046
7,387	Entergy Corp.	565,327
26,137	Exelon Corp.	1,112,913
12,053	FirstEnergy Corp.	464,523
3,006	Integrys Energy Group, Inc.	156,492
16,443	NextEra Energy, Inc.	894,335
10,991	NiSource, Inc.	191,243
6,965	Northeast Utilities	205,955
8,853	Pepco Holdings, Inc.	164,666

See accompanying notes to investments in securities.

Shares		Market Value(a)
Utilities—continued
15,451	PG&E Corp.	$701,784
4,223	Pinnacle West Capital Corp.	174,283
19,087	PPL Corp.	519,739
11,521	Progress Energy, Inc.	511,763
20,006	Public Service Enterprise Group, Inc.	661,799
4,456	SCANA Corp.	179,666
32,847	Southern Co.	1,223,222
8,485	TECO Energy, Inc.	146,960
26,373	The AES Corp. (b)	299,334
18,175	Xcel Energy, Inc.	417,480
		13,623,902
Independent Power Producer (0.0%)
10,011	NRG Energy, Inc. (b)	208,429

Natural Gas (0.2%)
1,743	Nicor, Inc.	79,864
4,201	Oneok, Inc.	189,213
9,800	Sempra Energy	527,240
		796,317
Utilities Diversified (0.1%)
4,622	Wisconsin Energy Corp.	267,152

Total Common Stocks (cost: $218,202,989)		408,720,023

See accompanying notes to investments in securities.

Shares		Market Value(a)
Short-Term Securities (3.1%)
Investment Companies (3.1%)
1,400,000	JPMorgan U.S. Government Money Market Fund, current rate 0.090%	$1,400,000
11,588,740	Wells Fargo & Co., current rate 0.019%	11,588,740
	Total short-term securities (cost: $12,988,740)	12,988,740
	Total investments in securities (cost: $231,191,729) (e)	$421,708,763
	Cash and other assets in excess of liabilities (0.0%)	203,765
	Total net assets (100.0%)	$421,912,528

See accompanying notes to investments in securities.

Investments in Securities Legend

(a) Securities are valued by procedures described in Note 2 of the notes to investments in securities.

(b) Non-income producing security.

(c) Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2010, securities with an aggregate market value of $9,913,700 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Future	December 2010	223	Long	$218,086	—
		223		$218,086	$0

(d) The Portfolio held 0.1% of net assets in foreign securities at September 30, 2010.

(e) At September 30, 2010 the cost of securities for federal income tax purposes was $235,949,554. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$206,382,814
Gross unrealized depreciation	(20,623,606)
Net unrealized appreciation	$185,759,208

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

September 30, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal(b)		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (85.7%)
Argentina (1.2%)
Government (1.2%)
6,030,000	Argentina Bonos (USD) (c)	0.677%	08/03/12	$1,371,825

Australia (9.6%)
Government (9.6%)
2,500,000	Australia Government Bond (AUD)	5.750%	04/15/12	2,455,410
1,440,000	New South Wales Treasury Corp. (AUD)	5.500%	03/01/17	1,406,993
520,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	510,682
305,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	299,668
1,720,000	Queensland Treasury Corp. (AUD)	6.000%	06/14/11	1,677,937
1,325,000	Queensland Treasury Corp. (AUD)	6.000%	08/14/13	1,314,130
585,000	Queensland Treasury Corp. (AUD)	6.000%	09/14/17	588,446
90,000	Queensland Treasury Corp. - 144A Issue (NZD) (d)	7.125%	09/18/17	73,207
2,345,000	Western Australia Treasury Corp. (AUD)	5.500%	07/17/12	2,287,133
				10,613,606
Brazil (6.3%)
Government (6.3%)
2,125,000	Brazil Notas do Tesouro Nacional Serie B (BRL)	6.000%	05/15/15	2,461,751
2,000,000	Brazil Notas do Tesouro Nacional Serie B (BRL)	6.000%	05/15/45	2,357,650
495,000	Brazil Notas do Tesouro Nacional Serie F (BRL)	10.000%	01/01/12	294,161
3,300,000	Brazil Notas do Tesouro Nacional Serie F (BRL)	10.000%	01/01/17	1,849,886
				6,963,448
Canada (0.1%)
Government (0.1%)
145,000	Province of Manitoba Canada (NZD)	6.375%	09/01/15	113,453

France (1.1%)
Government (1.1%)
830,000	France Government Bond OAT (EUR)	4.250%	10/25/17	1,279,217

Germany (0.9%)
Financial (0.9%)
11,220,000	Landwirtschaftliche Rentenbank (MXN)	8.500%	02/22/16	993,408

Hungary (1.8%)
Government (1.8%)
30,000	Hungary Government International Bond (EUR)	3.500%	07/18/16	37,172
150,000	Hungary Government International Bond (EUR)	3.875%	02/24/20	178,159
175,000	Hungary Government International Bond (EUR)	4.375%	07/04/17	222,784
530,000	Hungary Government International Bond (EUR)	5.750%	06/11/18	726,450

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Market Value(a)
Hungary—continued
735,000	Hungary Government International Bond (USD)	6.250%	01/29/20	$789,273
				1,953,838
Indonesia (7.0%)
Government (7.0%)
18,680,000,000	Indonesia Treasury Bond (IDR)	9.500%	07/15/23	2,342,587
1,959,000,000	Indonesia Treasury Bond (IDR)	10.000%	09/15/24	254,490
2,155,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/22	284,264
17,010,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/27	2,212,790
6,128,000,000	Indonesia Treasury Bond (IDR)	11.000%	11/15/20	848,816
8,576,000,000	Indonesia Treasury Bond (IDR)	12.800%	06/15/21	1,314,166
3,361,000,000	Indonesia Treasury Bond (IDR)	12.900%	06/15/22	518,928
				7,776,041
Israel (1.2%)
Government (1.2%)
4,440,000	Israel Government Bond - Shahar (ILS)	7.000%	04/29/11	1,289,007

Lithuania (2.0%)
Government (2.0%)
1,130,000	Republic of Lithuania - 144A Issue (USD) (d)	6.750%	01/15/15	1,224,772
900,000	Republic of Lithuania - 144A Issue (USD) (d)	7.375%	02/11/20	1,005,443
				2,230,215
Malaysia (4.0%)
Government (4.0%)
13,550,000	Malaysia Government Bond (MYR)	3.756%	04/28/11	4,409,939

Mexico (10.0%)
Government (10.0%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	439,782
7,150,000	Mexican Bonos (MXN)	8.000%	12/19/13	613,466
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	2,330,635
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	206,545
54,800,000	Mexican Bonos (MXN)	10.000%	12/05/24	5,818,389
16,000,000	Mexican Bonos (MXN)	10.000%	11/20/36	1,721,783
				11,130,600
Netherlands (1.7%)
Government (1.7%)
1,180,000	Netherlands Government Bond (EUR)	4.500%	07/15/17	1,853,479

Norway (3.6%)
Government (3.6%)
22,970,000	Norway Government Bond (NOK)	6.000%	05/16/11	4,005,857

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Market Value(a)
Poland (6.7%)
Government (6.7%)
6,500,000	Poland Government Bond (PLN) (e)	4.750%	04/25/12	$2,241,155
1,740,000	Poland Government Bond (PLN)	5.750%	04/25/14	611,855
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	2,062,776
1,440,000	Poland Government Bond (PLN)	6.250%	10/24/15	517,851
1,700,000	Poland Government International Bond (USD)	6.375%	07/15/19	2,002,889
				7,436,526
Russia (3.5%)
Government (3.5%)
3,275,200	Russian Foreign Bond - 144A Issue (USD) (d)	7.500%	03/31/30	3,923,493

South Africa (2.2%)
Government (2.2%)
560,000	South Africa Government International Bond (USD)	5.500%	03/09/20	625,800
1,475,000	South Africa Government International Bond (USD)	6.875%	05/27/19	1,803,187
				2,428,987
South Korea (10.6%)
Government (10.6%)
2,580,800,000	Korea Treasury Bond (KRW)	4.000%	06/10/12	2,294,897
125,000,000	Korea Treasury Bond (KRW)	4.250%	12/10/12	111,856
2,230,000,000	Korea Treasury Bond (KRW)	4.750%	12/10/11	1,995,952
4,180,000,000	Korea Treasury Bond (KRW) (e)	5.250%	09/10/12	3,803,263
133,670,000	Korea Treasury Bond (KRW)	5.250%	03/10/13	122,515
1,376,610,000	Korea Treasury Bond (KRW)	5.500%	06/10/11	1,229,422
1,760,000	Republic of Korea (USD)	7.125%	04/16/19	2,242,361
				11,800,266
Sri Lanka (1.8%)
Government (1.8%)
140,000	Sri Lanka Government Bonds (LKR) (h)	7.000%	03/01/14	1,213
82,800,000	Sri Lanka Government Bonds (LKR) (h)	11.000%	08/01/15	808,888
120,750,000	Sri Lanka Government Bonds (LKR) (h)	11.000%	09/01/15	1,179,650
4,370,000	Sri Lanka Government Bonds (LKR) (h)	12.000%	07/15/11	40,427
				2,030,178
Supra-National (0.7%)
Government (0.7%)
640,000	Corp. Andina de Fomento (USD)	8.125%	06/04/19	796,692

Sweden (3.7%)
Government (3.7%)
26,880,000	Sweden Government Bond (SEK)	5.250%	03/15/11	4,069,212

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Market Value(a)
United Arab Emirates (1.7%)
Government (1.7%)
760,000	Emirate of Abu Dhabi - 144A Issue (USD) (d)	6.750%	04/08/19	$922,491
770,000	Qatar Government International Bond - 144A Issue (USD) (d)	6.550%	04/09/19	923,037
				1,845,528
United States (2.7%)
Government (2.7%)
15,000	Alabama State University (USD)	5.000%	09/01/29	16,648
50,000	City of Philadelphia (USD)	5.000%	08/01/24	54,225
50,000	County of Bexar (USD)	5.250%	08/15/47	51,721
75,000	Illinois Municipal Electric Agency (USD)	5.000%	02/01/35	78,978
100,000	North Carolina Eastern Municipal Power Agency (USD)	5.250%	01/01/19	116,590
85,000	State of California (USD)	5.000%	04/01/38	85,686
200,000	State of California (USD)	5.125%	04/01/33	204,932
1,550,000	State of California (USD)	6.000%	04/01/38	1,721,771
275,000	State of California (USD)	7.625%	03/01/40	302,467
230,000	State of California (USD)	7.500%	04/01/34	250,235
120,000	Tarrant County Cultural Education Facilities Finance Corp. (USD)	6.250%	07/01/28	137,514
				3,020,767
Venezuela (0.7%)
Energy (0.0%)
25,000	Petroleos de Venezuela SA (USD)	7.639%	07/10/11	22,569

Government (0.7%)
35,000	Venezuela Government International Bond (USD)	1.513%	04/20/11	33,213
780,000	Venezuela Government International Bond (USD)	10.750%	09/19/13	735,150
				768,363
				790,932

Vietnam (0.9%)
Government (0.9%)
880,000	Socialist Republic of Vietnam - 144A Issue (USD) (d)	6.750%	01/29/20	970,200
	Total long-term debt securities (cost: $84,511,645)			95,096,714

Short-Term Securities (10.9%)
Egypt (4.9%)
325,000	Egypt Treasury Bill (EGP) (f) (g) (h)	9.281%	04/05/11	54,437
250,000	Egypt Treasury Bill (EGP) (f) (h)	9.343%	03/22/11	42,012
375,000	Egypt Treasury Bill (EGP) (f) (h)	9.368%	03/29/11	62,897
475,000	Egypt Treasury Bill (EGP) (f) (g) (h)	9.408%	05/03/11	78,939
75,000	Egypt Treasury Bill (EGP) (f) (h)	9.424%	10/05/10	13,157
375,000	Egypt Treasury Bill (EGP) (f) (h)	9.450%	11/02/10	65,310
750,000	Egypt Treasury Bill (EGP) (f) (h)	9.516%	12/07/10	129,426
1,000,000	Egypt Treasury Bill (EGP) (f) (h)	9.559%	04/12/11	166,953

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Market Value(a)
Egypt—continued
500,000	Egypt Treasury Bill (EGP) (f) (h)	9.580%	05/31/11	$82,439
2,100,000	Egypt Treasury Bill (EGP) (f) (h)	9.584%	01/04/11	359,694
200,000	Egypt Treasury Bill (EGP) (f) (h)	9.612%	12/21/10	34,380
100,000	Egypt Treasury Bill (EGP) (f) (h)	9.660%	03/08/11	16,842
225,000	Egypt Treasury Bill (EGP) (f) (h)	9.773%	09/20/11	35,939
22,125,000	Egypt Treasury Bill (EGP) (f) (h)	9.773%	08/09/11	3,573,957
400,000	Egypt Treasury Bill (EGP) (f) (h)	9.812%	06/07/11	65,731
3,525,000	Egypt Treasury Bill (EGP) (f) (h)	9.821%	02/08/11	597,738
250,000	Egypt Treasury Bill (EGP) (f) (h)	9.842%	07/12/11	40,666
				5,420,517
Israel (1.0%)
1,240,000	Israel Treasury Bill - Makam (ILS) (f)	1.582%	10/06/10	341,074
1,942,000	Israel Treasury Bill - Makam (ILS) (f) (h)	2.077%	07/06/11	525,887
962,000	Israel Treasury Bill - Makam (ILS) (f) (h)	2.179%	08/03/11	259,869
				1,126,830
Sri Lanka (0.0%)
140,000	Sri Lanka Treasury Bills (LKR) (f) (h)	8.630%	07/08/11	1,170

United States (4.9%)
1,080,000	Federal Farm Credit Discount Notes (g)	0.010%	10/01/10	1,080,000
4,345,000	Federal Home Loan Bank (FHLB)	0.010%	10/01/10	4,345,000
				5,425,000

Shares
United States (0.1%)
76,324	Dreyfus Treasury Cash Management Fund, current rate 0.010%			76,324
	Total short-term securities (cost: $12,063,006)			12,049,841
	Total investments in securities (cost: $ 96,574,651) (i)			$107,146,555
	Cash and other assets in excess of liabilities (3.4%)			3,787,964
	Total net assets (100.0%)			$110,934,519

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts

On September 30, 2010, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
10/04/10	188,713	USD	9,129,000	PHP	19,442	—
10/04/10	235,895	USD	11,381,000	PHP	23,611	—
10/05/10	283,087	USD	13,611,000	PHP	27,317	—
10/05/10	283,072	USD	13,607,000	PHP	27,241	—
10/06/10	75,493	USD	3,595,000	PHP	6,505	—
10/07/10	235,893	USD	11,170,000	PHP	18,926	—
10/08/10	94,370	USD	4,460,000	PHP	7,365	—
10/08/10	188,730	USD	8,939,000	PHP	15,172	—
10/08/10	94,357	USD	4,471,000	PHP	7,628	—
10/08/10	188,711	USD	8,955,000	PHP	15,556	—
10/12/10	297,118	USD	1,023,987	MYR	34,417	—
10/12/10	56,626	USD	2,662,000	PHP	4,069	—
10/13/10	130,115	USD	441,908	MYR	12,952	—
10/13/10	169,840	USD	7,940,000	PHP	11,178	—
10/13/10	94,365	USD	4,438,000	PHP	6,813	—
10/13/10	69,426	USD	3,263,000	PHP	4,965	—
10/15/10	284,020	EUR	2,796,894	CNY	31,423	—
10/15/10	30,981	USD	1,453,000	PHP	2,138	—
10/18/10	284,540	EUR	2,810,534	CNY	32,766	—
10/18/10	103,273	USD	4,825,000	PHP	6,670	—
10/19/10	380,299	EUR	3,767,150	CNY	45,406	—
10/19/10	51,636	USD	2,431,000	PHP	3,751	—
10/21/10	352,807	USD	2,328,000	CNY	—	4,843
10/21/10	103,280	USD	4,880,000	PHP	7,879	—
10/21/10	206,546	USD	9,718,000	PHP	14,817	—
10/25/10	692,437	USD	4,558,868	CNY	—	11,023
10/25/10	299,014	USD	14,248,000	PHP	25,398	—
10/25/10	199,328	USD	9,488,000	PHP	16,704	—
10/25/10	99,664	USD	4,747,000	PHP	8,420	—
10/26/10	1,171,716	USD	7,735,902	CNY	—	15,428
10/26/10	85,970	USD	4,087,000	INR	5,335	—
10/26/10	257,876	USD	12,246,000	INR	15,702	—
10/26/10	259,133	USD	12,320,000	PHP	21,350	—
10/27/10	698,978	USD	4,624,090	CNY	—	7,813
10/27/10	128,929	USD	6,087,000	INR	7,023	—
10/28/10	79,732	USD	3,808,000	PHP	6,944	—
11/08/10	13,826,020	JPY	152,804	USD	—	12,720
11/10/10	13,582,000	JPY	151,657	USD	—	10,949
11/12/10	13,769,800	JPY	153,803	USD	—	11,055

See accompanying notes to investments in securities.

11/12/10	19,766,000	JPY	220,590	USD	—	16,056
11/15/10	45,867,000	JPY	512,051	USD	—	37,105
11/16/10	22,904,000	JPY	256,025	USD	—	18,203
11/16/10	11,041,000	JPY	122,889	USD	—	9,304
11/17/10	11,968,000	JPY	133,127	USD	—	10,167
11/17/10	45,733,000	JPY	512,053	USD	—	35,511
11/17/10	18,297,000	JPY	204,825	USD	—	14,246
11/18/10	63,773,000	JPY	716,863	USD	—	46,704
11/29/10	474,837	EUR	4,060,000	NOK	42,968	—
11/29/10	49,458,000	JPY	558,138	USD	—	34,104
11/29/10	45,202,000	JPY	512,053	USD	—	29,225
11/29/10	17,886,000	JPY	204,821	USD	—	9,357
11/29/10	26,859,000	JPY	307,234	USD	—	14,393
12/01/10	151,884	EUR	1,310,000	NOK	15,650	—
12/01/10	44,347,000	JPY	512,049	USD	—	19,008
12/02/10	3,276,000	MXN	241,219	USD	—	17,909
12/06/10	178,462	EUR	1,776,000	CNY	22,862	—
12/06/10	212,894	USD	1,410,000	CNY	—	1,954
12/13/10	179,874	USD	1,196,159	CNY	—	887
12/14/10	360,821	USD	2,399,098	CNY	—	1,822
12/15/10	362,408	USD	2,408,380	CNY	—	2,009
12/16/10	387,913	USD	1,323,172	MYR	38,628	—
12/17/10	124,528	USD	424,629	MYR	12,347	—
12/20/10	616,157	EUR	896,046	USD	57,735	—
12/21/10	148,360	USD	508,132	MYR	15,390	—
12/22/10	75,828	USD	260,658	MYR	8,166	—
12/22/10	120,750	USD	415,081	MYR	13,004	—
12/23/10	95,921	USD	329,930	MYR	10,388	—
12/28/10	108,374	USD	373,285	MYR	11,866	—
01/04/11	3,051,690	EUR	31,461,400	SEK	494,711	—
01/07/11	2,011,306	USD	7,507,400	ILS	39,527	—
01/07/11	301,972	USD	1,023,987	MYR	27,664	—
01/07/11	19,970,000	JPY	219,180	USD	—	20,103
01/07/11	9,980,000	JPY	109,524	USD	—	10,058
01/07/11	9,950,000	JPY	109,215	USD	—	10,007
01/11/11	2,481,000	EUR	3,547,458	USD	172,594	—
01/11/11	482,000	EUR	688,927	USD	33,271	—
01/11/11	10,030,000	JPY	109,617	USD	—	10,570
01/11/11	10,020,000	JPY	109,624	USD	—	10,443
01/13/11	203,608	USD	9,493,000	PHP	10,693	—
01/13/11	175,205	USD	8,112,000	PHP	7,920	—
01/13/11	86,388	USD	4,030,000	PHP	4,588	—
01/13/11	204,914	EUR	296,628	USD	17,892	—
01/13/11	204,914	EUR	297,367	USD	18,631	—
01/13/11	267,964	EUR	388,864	USD	24,364	—
01/13/11	141,863	EUR	205,351	USD	12,381	—
01/13/11	25,660,000	JPY	279,777	USD	—	27,711
01/14/11	74,193	USD	3,470,000	PHP	4,134	—

See accompanying notes to investments in securities.

01/14/11	252,202	EUR	365,945	USD	22,888	—
01/14/11	25,460,000	JPY	279,699	USD	—	25,397
01/14/11	20,250,000	JPY	223,744	USD	—	18,919
01/18/11	82,449	USD	3,838,000	PHP	4,152	—
01/18/11	144,170	USD	6,730,000	PHP	7,686	—
01/18/11	459,600	EUR	664,844	USD	39,698	—
01/19/11	205,665	USD	9,585,000	PHP	10,591	—
01/19/11	51,402	USD	2,402,000	PHP	2,792	—
01/19/11	204,914	EUR	293,918	USD	15,198	—
01/25/11	362,540	EUR	510,094	USD	17,001	—
01/26/11	32,469,093	JPY	713,000	BRL	21,620	—
01/26/11	60,350,000	JPY	671,957	USD	—	51,365
01/26/11	15,050,000	JPY	168,025	USD	—	12,356
01/26/11	52,800,000	JPY	587,960	USD	—	44,871
01/27/11	12,152,944	JPY	266,000	BRL	7,556	—
01/27/11	340,740	USD	171,290,000	CLP	13,825	—
01/27/11	310,400	EUR	438,207	USD	16,039	—
01/27/11	51,897,000	JPY	577,834	USD	—	44,184
01/28/11	102,074	USD	51,930,000	CLP	5,420	—
01/28/11	778,324	USD	394,260,000	CLP	37,781	—
01/28/11	526,469	NZD	360,036	USD	—	22,654
01/28/11	2,522,849	NZD	1,736,351	USD	—	97,508
01/31/11	159,491	USD	82,680,000	CLP	11,654	—
01/31/11	299,277	USD	155,160,000	CLP	21,899	—
01/31/11	5,252,694	USD	6,142,500,000	KRW	160,186	—
01/31/11	302,000	EUR	422,891	USD	12,162	—
01/31/11	300,000	EUR	420,435	USD	12,427	—
02/01/11	1,181,538	USD	7,846,000	CNY	—	5,945
02/03/11	64,772	USD	3,100,000	PHP	5,071	—
02/03/11	181,704	USD	8,700,000	PHP	14,308	—
02/04/11	52,578	USD	2,500,000	PHP	3,742	—
02/04/11	52,632	USD	2,500,000	PHP	3,688	—
02/04/11	2,413,426	NZD	1,655,127	USD	—	98,178
02/07/11	71,882	USD	3,400,000	PHP	4,692	—
02/07/11	65,470	USD	3,100,000	PHP	4,347	—
02/08/11	488,000	USD	585,820	AUD	71,751	—
02/08/11	488,000	USD	585,982	AUD	71,906	—
02/08/11	479,798	EUR	3,998,300	NOK	23,668	—
02/08/11	341,000	EUR	468,142	USD	4,407	—
02/08/11	454,000	EUR	623,045	USD	5,638	—
02/09/11	13,766,418	JPY	186,000	AUD	12,692	—
02/09/11	13,732,380	JPY	186,000	AUD	13,100	—
02/09/11	13,794,504	JPY	186,000	AUD	12,356	—
02/09/11	671,711	EUR	5,588,300	NOK	31,527	—
02/09/11	959,535	EUR	7,984,000	NOK	45,230	—
02/09/11	78,723	EUR	328,000	PLN	4,080	—
02/09/11	158,000	EUR	216,081	USD	1,215	—
02/09/11	211,000	EUR	287,946	USD	1,005	—

See accompanying notes to investments in securities.

02/10/11	96,417	USD	51,800,000	CLP	10,807	—
02/10/11	96,417	USD	51,800,000	CLP	10,807	—
02/10/11	23,247,065	JPY	309,000,000	KRW	—	6,333
02/10/11	78,285	EUR	328,000	PLN	4,668	—
02/10/11	52,000	EUR	71,100	USD	385	—
02/10/11	178,000	EUR	243,237	USD	1,175	—
02/10/11	14,652,000	JPY	164,698	USD	—	10,951
02/11/11	96,406	USD	51,700,000	CLP	10,611	—
02/11/11	151,904	USD	81,360,000	CLP	16,508	—
02/11/11	160,000	EUR	220,019	USD	2,437	—
02/14/11	96,324	USD	51,100,000	CLP	9,451	—
02/14/11	8,030,303	JPY	106,000,000	KRW	—	2,836
02/14/11	6,989,819	JPY	92,000,000	KRW	—	2,703
02/14/11	1,052,181	USD	1,228,000,000	KRW	30,281	—
02/14/11	558,206	USD	1,927,206	MYR	60,742	—
02/14/11	78,977	EUR	328,000	PLN	3,696	—
02/14/11	60,964	NZD	41,023	USD	—	3,230
02/16/11	192,835	USD	102,000,000	CLP	18,302	—
02/16/11	4,746,229	JPY	62,000,000	KRW	—	2,249
02/16/11	206,000	EUR	280,139	USD	16	—
02/16/11	206,000	EUR	280,284	USD	160	—
02/17/11	140,980	USD	485,000	MYR	14,755	—
02/18/11	92,176	USD	48,300,000	CLP	7,804	—
02/18/11	45,889	USD	24,000,000	CLP	3,790	—
02/18/11	210,000	EUR	288,527	USD	2,970	—
02/18/11	210,000	EUR	288,500	USD	2,942	—
02/22/11	156,743	USD	82,000,000	CLP	12,994	—
02/22/11	92,258	USD	48,200,000	CLP	7,515	—
02/22/11	204,586	USD	106,800,000	CLP	16,486	—
02/22/11	192,020	USD	100,820,000	CLP	16,674	—
02/22/11	276,522	USD	145,600,000	CLP	24,865	—
02/22/11	19,700,000	JPY	218,938	USD	—	17,270
02/22/11	19,720,000	JPY	219,323	USD	—	17,124
02/23/11	92,141	USD	48,600,000	CLP	8,459	—
02/24/11	92,228	USD	48,300,000	CLP	7,751	—
02/25/11	334,967	USD	175,690,000	CLP	28,706	—
02/25/11	138,294	USD	72,300,000	CLP	11,365	—
02/25/11	197,280	USD	103,150,000	CLP	16,237	—
02/28/11	56,084	USD	29,500,000	CLP	4,980	—
02/28/11	191,853	USD	100,320,000	CLP	15,806	—
03/01/11	311,606	USD	162,970,000	CLP	25,736	—
03/01/11	49,781	USD	26,100,000	CLP	4,245	—
03/01/11	189,704	USD	99,500,000	CLP	16,257	—
03/01/11	20,800,000	JPY	232,798	USD	—	16,624
03/01/11	20,800,000	JPY	232,931	USD	—	16,492
03/01/11	23,200,000	JPY	260,797	USD	—	17,404
03/02/11	47,464	USD	24,800,000	CLP	3,871	—
03/04/11	195,258	USD	102,120,000	CLP	16,127	—

See accompanying notes to investments in securities.

03/07/11	390,000	EUR	534,206	USD	3,970	—
03/07/11	294,000	EUR	402,268	USD	2,552	—
03/08/11	104,000	EUR	142,313	USD	917	—
03/10/11	396,751	USD	200,260,000	CLP	17,781	—
03/15/11	85,176	USD	44,100,000	CLP	6,109	—
03/15/11	387,404	USD	199,920,000	CLP	26,423	—
03/18/11	12,600,000	JPY	139,842	USD	—	11,289
03/18/11	21,026,000	JPY	233,445	USD	—	18,750
03/18/11	17,050,000	JPY	189,590	USD	—	14,916
03/21/11	94,362	USD	48,700,000	CLP	6,446	—
03/22/11	13,332,130	JPY	148,159	USD	—	11,761
03/29/11	815,000	USD	3,060,244	ILS	20,858	—
03/31/11	183,188	USD	96,320,000	CLP	16,192	—
04/04/11	194,914	USD	102,330,000	CLP	16,905	—
04/07/11	301,000	EUR	406,621	USD	—	2,486
04/07/11	602,000	EUR	813,561	USD	—	4,653
04/07/11	502,000	EUR	678,368	USD	—	3,931
04/11/11	224,810	USD	10,203,000	INR	—	2,817
04/12/11	482,045	USD	21,880,000	INR	—	6,054
04/13/11	324,702	USD	14,696,000	INR	—	5,041
04/13/11	244,000	EUR	328,692	USD	—	2,920
04/14/11	381,000	EUR	520,118	USD	2,320	—
04/15/11	318,736	USD	14,426,000	INR	—	5,036
04/19/11	111,410	USD	5,058,000	INR	—	1,482
04/19/11	158,548	USD	7,206,000	INR	—	1,937
04/19/11	123,501	USD	402,984	MYR	5,432	—
04/20/11	12,300,000	JPY	134,201	USD	—	13,410
04/20/11	12,300,000	JPY	134,130	USD	—	13,481
04/22/11	355,658	USD	1,155,000	MYR	13,820	—
04/25/11	300,251	USD	157,710,000	CLP	26,203	—
04/26/11	226,253	USD	10,247,000	INR	—	3,769
04/27/11	89,906	USD	47,223,000	CLP	7,844	—
04/27/11	32,259	USD	1,462,000	INR	—	521
04/28/11	145,822	USD	76,119,000	CLP	11,742	—
04/28/11	160,040	USD	7,253,000	INR	—	2,605
04/29/11	160,265	USD	7,260,000	INR	—	2,701
05/10/11	97,928	USD	52,000,000	CLP	9,710	—
05/10/11	29,346,000	JPY	329,458	USD	—	22,840
05/10/11	29,331,000	JPY	329,451	USD	—	22,667
05/10/11	19,620,000	JPY	219,635	USD	—	15,902
05/24/11	291,452	EUR	1,238,000	PLN	20,156	—
06/01/11	292,172	USD	13,884,000	INR	7,775	—
06/03/11	8,636	USD	412,000	INR	263	—
06/03/11	42,695	USD	2,037,000	INR	1,299	—
06/03/11	281,995	USD	13,595,000	INR	11,627	—
06/07/11	140,629	USD	6,798,000	INR	6,112	—
06/07/11	70,935	USD	3,429,000	INR	3,083	—
06/07/11	92,086	EUR	384,000	PLN	3,844	—

See accompanying notes to investments in securities.

06/07/11	242,301	EUR	1,011,000	PLN	10,317	—
06/07/11	229,119	EUR	956,000	PLN	9,756	—
06/08/11	57,317	USD	2,730,000	INR	1,604	—
06/10/11	57,603	USD	2,769,000	INR	2,143	—
06/13/11	143,357	USD	6,890,000	INR	5,246	—
06/16/11	145,374	USD	6,930,000	INR	4,029	—
06/20/11	132,598	USD	6,313,000	INR	3,428	—
06/22/11	119,295	USD	5,688,000	INR	3,230	—
06/24/11	182,390	USD	8,607,000	INR	2,963	—
06/27/11	121,659	USD	5,780,000	INR	2,763	—
06/29/11	390,493	EUR	3,754,000	SEK	20,609	—
06/29/11	284,210	EUR	2,726,000	SEK	14,082	—
07/11/11	117,814	USD	5,714,000	INR	4,979	—
07/12/11	117,845	USD	5,719,000	INR	5,041	—
07/12/11	71,543	USD	3,472,000	INR	3,060	—
07/12/11	59,710	USD	2,887,000	INR	2,323	—
07/12/11	316,032	USD	1,023,565	MYR	9,980	—
07/13/11	358,633	USD	1,160,000	MYR	10,817	—
07/18/11	25,378	USD	1,225,000	INR	925	—
07/18/11	197,165	EUR	813,000	MYR	—	8,799
07/18/11	71,594	USD	232,000	MYR	2,279	—
07/20/11	25,336	USD	1,225,000	INR	960	—
07/20/11	218,810	EUR	918,000	MYR	—	4,772
07/20/11	112,550	USD	366,000	MYR	3,979	—
07/25/11	281,209	EUR	1,180,000	MYR	—	6,135
07/25/11	136,818	USD	445,000	MYR	4,830	—
07/27/11	282,425	EUR	1,180,000	MYR	—	7,814
07/27/11	4,014,984	USD	13,031,032	MYR	132,517	—
08/12/11	882,715	EUR	3,590,000	PLN	1,287	—
08/18/11	46,522,000	JPY	547,466	USD	—	12,067
08/18/11	23,117,000	JPY	270,627	USD	—	7,407
08/18/11	28,340,000	JPY	333,510	USD	—	7,343
08/19/11	23,010,000	JPY	270,747	USD	—	6,006
08/22/11	380,000	EUR	489,334	USD	—	26,361
08/22/11	23,098,000	JPY	272,254	USD	—	5,575
08/22/11	18,200,000	JPY	214,259	USD	—	4,655
08/22/11	23,068,000	JPY	271,561	USD	—	5,907
08/23/11	381,000	EUR	489,821	USD	—	27,225
08/23/11	46,090,000	JPY	543,495	USD	—	10,898
08/23/11	22,797,000	JPY	269,271	USD	—	4,943
08/23/11	45,752,000	JPY	538,259	USD	—	12,068
08/24/11	156,883	USD	7,590,000	INR	5,364	—
08/24/11	181,329	USD	8,758,000	INR	5,886	—
08/24/11	45,992,000	JPY	542,039	USD	—	11,186
08/24/11	45,839,000	JPY	541,602	USD	—	9,783
08/25/11	197,018	EUR	1,585,600	NOK	—	2,034
08/25/11	404,588	EUR	3,820,973	SEK	10,340	—
08/25/11	378,000	EUR	478,359	USD	—	34,605

See accompanying notes to investments in securities.

08/25/11	114,000	EUR	144,267	USD	—	10,436
08/25/11	9,516,000	JPY	112,035	USD	—	2,433
08/25/11	18,925,000	JPY	223,014	USD	—	4,634
08/25/11	28,956,000	JPY	341,241	USD	—	7,070
08/26/11	743,770	EUR	941,181	USD	—	68,139
08/26/11	19,031,000	JPY	224,714	USD	—	4,214
08/26/11	7,784,000	JPY	91,944	USD	—	1,691
08/26/11	774,000	JPY	9,140	USD	—	170
08/26/11	5,858,000	JPY	69,211	USD	—	1,256
08/26/11	22,609,000	JPY	270,464	USD	—	1,504
08/26/11	34,051,000	JPY	407,341	USD	—	2,265
08/26/11	33,934,000	JPY	405,942	USD	—	2,257
08/26/11	19,137,000	JPY	228,930	USD	—	1,273
08/26/11	28,386,000	JPY	339,573	USD	—	1,888
08/26/11	9,436,000	JPY	112,880	USD	—	628
08/26/11	24,053,000	JPY	286,540	USD	—	2,799
08/26/11	28,503,000	JPY	339,552	USD	—	3,317
08/29/11	327,271	EUR	413,180	USD	—	30,924
08/30/11	54,600,000	JPY	648,502	USD	—	8,345
09/01/11	110,273	USD	5,367,000	INR	4,344	—
09/01/11	22,848,000	JPY	269,307	USD	—	5,569
09/30/11	57,541	USD	2,600,000	PHP	—	182
09/30/11	9,763,000	JPY	116,545	USD	—	967
					$3,376,100	$1,583,793

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Variable rate security.
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)	Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2010.
(f)	For zero coupon issues (strips) the interest rate represents the yield to maturity at September 30, 2010.
(g)	At September 30, 2010 the total cost of investments issued on a when-issued or forward commitment basis was $1,213,235.
(h)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(i)

At September 30, 2010 the cost of securities for federal income tax purposes was $96,587,952. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$12,424,370
Gross unrealized depreciation	(1,865,767)
Net unrealized appreciation	$10,558,603

Forward Foreign Currency Contracts - Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

September 30, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Market Value(a)
Common Stocks (96.6%)
Basic Materials (6.3%)
Auto (0.3%)
22,956	LKQ Corp. (b)	$477,485
Chemicals (3.2%)
14,640	Albemarle Corp.	685,299
12,625	Ashland, Inc.	615,721
10,477	Cabot Corp.	341,236
7,866	Cytec Industries, Inc.	443,485
7,105	Intrepid Potash, Inc. (b)	185,227
10,824	Lubrizol Corp.	1,147,019
2,908	Minerals Technologies, Inc.	171,339
12,699	Olin Corp.	256,012
20,849	RPM International, Inc.	415,312
7,963	Sensient Technologies Corp.	242,792
7,408	The Scotts Miracle-Gro Co. - Class A	383,216
15,790	Valspar Corp.	502,912
		5,389,570
Construction (0.3%)
7,299	Martin Marietta Materials, Inc.	561,804
Iron and Steel (0.4%)
7,050	Carpenter Technology Corp.	237,655
34,771	Steel Dynamics, Inc.	490,619
		728,274
Manufacturing (0.2%)
4,944	Mine Safety Appliances Co.	133,982
1,592	NewMarket Corp.	180,979
		314,961
Metal Fabrication (0.5%)
18,329	Commercial Metals Co.	265,587
11,909	Reliance Steel & Aluminum Co.	494,581
		760,168
Paper and Forest (1.4%)
20,720	Louisiana-Pacific Corp. (b)	156,850
16,616	Packaging Corp. of America	384,993
6,412	Potlatch Corp.	218,008
12,869	Rayonier, Inc.	644,994
16,141	Sonoco Products Co.	539,755
17,281	Temple-Inland, Inc.	322,464
		2,267,064
Capital Goods (10.0%)
Aerospace & Defense (0.3%)
16,404	BE Aerospace, Inc. (b)	497,205
Construction (0.3%)
13,541	The Shaw Group, Inc. (b)	454,436
Containers-Metal/Glass (0.3%)
4,990	Greif, Inc. - Class A	293,612
8,607	Silgan Holdings, Inc.	272,842
		566,454
Electrical Equipment (1.2%)
11,254	Energizer Holdings, Inc. (b)	756,606
9,614	Hubbell, Inc. - Class B	487,911
19,108	Trimble Navigation, Ltd. (b) (c)	669,544
		1,914,061
Engineering/Construction (1.1%)
5,471	Granite Construction, Inc.	124,411
16,561	Joy Global, Inc.	1,164,569
13,435	URS Corp. (b) (c)	510,261
		1,799,241
Tools-Hand Held (0.2%)
13,140	Kennametal, Inc.	406,420
Machinery (2.5%)
14,918	AGCO Corp. (b)	581,951
12,990	Bucyrus International, Inc.	900,856
9,661	Graco, Inc.	306,544
13,063	IDEX Corp.	463,867
6,804	Lincoln Electric Holdings, Inc.	393,407
6,184	Regal-Beloit Corp.	362,939
17,430	Terex Corp. (b)	399,496
7,685	Wabtec Corp.	367,266
9,089	Zebra Technologies Corp. - Class A (b)	305,754
		4,082,080
Manufacturing (3.4%)
6,982	Acuity Brands, Inc.	308,884
17,079	AMETEK, Inc.	815,864
10,817	Aptargroup, Inc.	494,012
9,778	Carlisle Cos., Inc.	292,851
7,456	Crane Co.	282,881
12,251	Donaldson Co., Inc.	577,390
12,904	Harsco Corp.	317,180
3,107	Lancaster Colony Corp.	147,582
4,775	Matthews International Corp. - Class A	168,844

See accompanying notes to investments in securities.

Shares		Market Value(a)
Capital Goods—continued
5,445	Nordson Corp.	$401,242
15,827	Pentair, Inc.	532,262
8,015	SPX Corp.	507,189
6,402	Teleflex, Inc.	363,506
7,524	The Brink’s Co.	173,052
12,788	Trinity Industries, Inc.	284,789
		5,667,528
Metal Fabrication (0.5%)
12,875	Timken Co.	493,885
3,421	Valmont Industries, Inc.	247,680
9,190	Worthington Industries, Inc.	138,126
		879,691
Trucks and Parts (0.2%)
14,517	Oshkosh Corp. (b)	399,218
Communication Services (2.5%)
Broadcasting (0.2%)
9,174	Lamar Advertising Co. - Class A (b)	291,917
Communications Equipment (0.2%)
12,031	NeuStar, Inc. - Class A (b)	299,090
Computer Networking (0.5%)
15,559	ADC Telecommunications, Inc. (b)	197,133
9,253	IDEXX Laboratories, Inc. (b)	571,095
		768,228
Telecommunication (1.3%)
10,042	ADTRAN, Inc.	354,483
15,005	Ciena Corp. (b)	233,628
15,188	CommScope, Inc. (b)	360,563
7,644	Plantronics, Inc.	258,214
43,771	RF Micro Devices, Inc. (b)	268,754
11,126	Syniverse Holdings, Inc. (b)	252,226
24,306	tw telecom, Inc. (b)	451,363
		2,179,231
Telephone (0.3%)
32,322	Cincinnati Bell, Inc. (b)	86,300
14,827	Telephone & Data Systems, Inc.	486,325
		572,625
Consumer Cyclical (14.0%)
Auto (0.7%)
18,283	BorgWarner, Inc. (b)	962,052
6,271	Thor Industries, Inc.	209,451
		1,171,503
Distribution Nondurables (0.7%)
8,503	Fossil, Inc. (b)	457,376
7,142	MSC Industrial Direct Co. - Class A	385,954
7,473	Tech Data Corp. (b)	301,162
		1,144,492
Entertainment (1.7%)
8,649	Bally Technologies, Inc. (b)	302,283
11,483	DreamWorks Animation SKG, Inc. - Class A (b)	366,422
4,625	International Speedway Corp. - Class A	112,850
6,968	NetFlix, Inc. (b)	1,129,931
16,541	Rovi Corp. (b)	833,832
		2,745,318
Food & Health (0.3%)
10,169	NBTY, Inc. (b)	559,092
Home Builders (0.9%)
11,577	KB Home	131,167
6,047	MDC Holdings, Inc.	175,545
992	NVR, Inc. (b)	642,350
7,072	Ryland Group, Inc.	126,730
23,142	Toll Brothers, Inc. (b)	440,161
		1,515,953
Leisure (0.2%)
9,316	WMS Industries, Inc. (b)	354,660
Lodging-Hotel (0.0%)
8,987	Boyd Gaming Corp. (b)	65,156
Machinery (0.2%)
7,530	Baldor Electric Co.	304,212
Manufacturing (0.6%)
7,332	Lennox International, Inc.	305,671
5,357	Mettler-Toledo International, Inc. (b) (d)	666,625
		972,296
Office Furnishings-Original (0.2%)
9,150	Herman Miller, Inc.	180,072
7,222	HNI Corp.	207,705
		387,777

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
Publishing (0.3%)
7,441	John Wiley & Sons, Inc. - Class A	$304,039
4,463	Scholastic Corp.	124,161
		428,200
Rental Equipment (0.1%)
11,690	Aaron’s, Inc.	215,680
Retail (5.5%)
7,492	99 Cents Only Stores (b)	141,449
13,512	Advance Auto Parts, Inc.	792,884
14,825	Aeropostale, Inc. (b)	344,681
31,357	American Eagle Outfitters, Inc.	469,101
6,417	American Greetings Corp. - Class A	119,292
9,467	AnnTaylor Stores Corp. (b)	191,612
6,252	Barnes & Noble, Inc.	101,345
8,752	BJ’s Wholesale Club, Inc. (b)	363,208
28,731	Chico’s FAS, Inc.	302,250
9,624	Coldwater Creek, Inc. (b)	50,718
10,323	Collective Brands, Inc. (b)	166,613
11,495	Copart, Inc. (b)	378,990
14,122	Dick’s Sporting Goods, Inc. (b)	395,981
20,358	Dollar Tree, Inc. (b)	992,656
24,963	Foot Locker, Inc.	362,712
10,157	Guess?, Inc.	412,679
10,221	J Crew Group, Inc. (b)	343,630
19,011	PetSmart, Inc.	665,385
9,229	Regis Corp.	176,551
25,803	Saks, Inc. (b)	221,906
11,083	The Dress Barn, Inc. (b)	263,221
6,455	The Timberland Co. - Class A (b)	127,874
7,143	The Warnaco Group, Inc. (b)	365,222
11,642	Tractor Supply Co.	461,722
5,632	Under Armour, Inc. - Class A (b)	253,665
17,344	Williams-Sonoma, Inc.	549,805
		9,015,152
Services (0.9%)
19,896	Convergys Corp. (b)	207,913
17,716	Corrections Corp. of America (b)	437,231
6,223	Harte-Hanks, Inc.	72,622
6,796	Rollins, Inc.	158,891
10,020	Scientific Games Corp. - Class A (b)	97,194
10,746	Sotheby’s	395,668
13,118	ValueClick, Inc. (b)	171,583
		1,541,102
Special Services (0.8%)
14,746	Hewitt Associates, Inc. - Class A (b)	743,641
39,578	Service Corp. International/US	341,162
5,495	The Corporate Executive Board Co.	173,422
		1,258,225
Textiles (0.9%)
15,340	Hanesbrands, Inc. (b)	396,692
9,019	Mohawk Industries, Inc. (b)	480,713
10,634	Phillips-Van Heusen Corp.	639,741
		1,517,146
Consumer Staples (6.1%)
Beverages (0.7%)
18,408	Green Mountain Coffee Roasters, Inc. (b)	574,145
11,027	Hansen Natural Corp. (b)	514,079
		1,088,224
Distribution Durables (0.2%)
6,246	Rock-Tenn Co. (Class A)	311,113
Food (1.4%)
12,068	Corn Products International, Inc.	452,550
12,233	Flowers Foods, Inc.	303,868
4,963	Panera Bread Co. - Class A (b)	439,771
8,804	Ralcorp Holdings, Inc. (b) (c)	514,858
26,621	Smithfield Foods, Inc. (b)	448,032
3,925	Tootsie Roll Industries, Inc.	97,654
		2,256,733
Household Products (0.7%)
11,387	Church & Dwight Co., Inc.	739,472
10,117	Tupperware Brands Corp.	462,954
		1,202,426
Personal Care (0.3%)
13,763	Alberto-Culver Co.	518,177
Restaurants (1.3%)
4,873	Bob Evans Farms, Inc.	136,785
16,288	Brinker International, Inc.	307,191
14,817	Burger King Holdings, Inc.	353,830

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Staples—continued
4,890	Chipotle Mexican Grill, Inc. - Class A (b)	$841,080
9,540	The Cheesecake Factory, Inc. (b)	252,524
51,647	Wendy’s/Arby’s Group, Inc. - Class A	233,961
		2,125,371
Retail (0.1%)
6,815	Ruddick Corp.	236,344
Services (1.3%)
10,555	Career Education Corp. (b)	226,616
14,142	Corinthian Colleges, Inc. (b)	99,277
4,345	ITT Educational Services, Inc. (b)	305,323
7,422	Korn/Ferry International (b)	122,760
13,187	Manpower, Inc.	688,361
10,581	Rent-A-Center, Inc.	236,803
2,188	Strayer Education, Inc.	381,806
9,706	United Rentals, Inc. (b)	144,037
		2,204,983
Tobacco (0.1%)
3,873	Universal Corp.	155,269
Energy (6.7%)
Mining (0.5%)
26,054	Arch Coal, Inc.	695,902
12,838	Patriot Coal Corp. (b)	146,482
		842,384
Oil & Gas (4.4%)
8,988	Atwood Oceanics, Inc. (b)	273,685
7,371	Bill Barrett Corp. (b)	265,356
13,485	Cimarex Energy Co.	892,437
7,587	Comstock Resources, Inc. (b)	170,632
18,173	Forest Oil Corp. (b)	539,738
16,945	Frontier Oil Corp.	227,063
16,908	Helix Energy Solutions Group, Inc. (b)	188,355
16,538	Mariner Energy, Inc. (b)	400,716
21,424	Newfield Exploration Co. (b) (c)	1,230,595
8,682	Oceaneering International, Inc. (b)	467,613
24,718	Patterson-UTI Energy, Inc.	422,183
22,466	Plains Exploration & Production Co. (b)	599,168
28,166	Pride International, Inc. (b)	828,925
18,849	Quicksilver Resources, Inc. (b)	237,497
19,961	Southern Union Co.	480,262
		7,224,225
Oil and Gas Services (0.7%)
10,135	Exterran Holdings, Inc. (b)	230,166
12,636	Superior Energy Services, Inc. (b)	337,255
8,242	Tidewater, Inc.	369,324
6,366	Unit Corp. (b)	237,388
		1,174,133
Pipelines (0.7%)
16,445	Dynegy, Inc. (b)	80,087
13,144	National Fuel Gas Co.	680,991
28,152	Questar Corp.	493,504
		1,254,582
Service (0.4%)
25,059	KBR, Inc.	617,454
Financial (19.2%)
Auto Finance (0.2%)
15,751	AmeriCredit Corp. (b)	385,270
Banks (3.6%)
27,737	Associated Banc-Corp	365,851
11,780	BancorpSouth, Inc.	167,040
7,739	Bank of Hawaii Corp.	347,636
12,591	Cathay General Bancorp	149,707
7,435	City National Corp.	394,576
11,899	Commerce Bancshares, Inc.	447,283
9,730	Cullen/Frost Bankers, Inc.	524,155
17,444	FirstMerit Corp.	319,574
31,877	Fulton Financial Corp.	288,806
8,489	International Bancshares Corp.	143,379
16,849	NewAlliance Bancshares, Inc.	212,634
5,042	PacWest Bancorp	96,101
7,477	Prosperity Bancshares, Inc.	242,778
6,726	SVB Financial Group (b)	284,644
125,890	Synovus Financial Corp.	309,689
20,319	TCF Financial Corp.	328,965
9,117	Trustmark Corp.	198,204
25,837	Valley National Bancorp	333,297
18,036	Washington Federal, Inc.	275,229
10,570	Webster Financial Corp.	185,609
4,673	Westamerica BanCorp.	254,632

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
14,679	Wilmington Trust Corp.	$131,818
		6,001,607
Commercial Services (0.1%)
8,238	Deluxe Corp.	157,593
Finance-Diversified (1.1%)
8,193	Affiliated Managers Group, Inc. (b)	639,136
18,944	Eaton Vance Corp.	550,134
7,507	FTI Consulting, Inc. (b)	260,418
4,064	Greenhill & Co., Inc.	322,356
8,033	Navigant Consulting, Inc. (b)	93,424
		1,865,468
Insurance (4.3%)
12,688	American Financial Group, Inc.	387,999
16,870	Arthur J Gallagher & Co.	444,862
18,695	Brown & Brown, Inc.	377,452
16,697	CoreLogic, Inc.	319,914
8,928	Everest Re Group, Ltd.	772,004
36,526	Fidelity National Financial, Inc. - Class A	573,823
16,699	First American Financial Corp.	249,483
18,473	HCC Insurance Holdings, Inc.	481,961
5,711	Mercury General Corp.	233,409
38,656	Old Republic International Corp.	535,386
13,736	Protective Life Corp.	298,895
11,731	Reinsurance Group of America, Inc.	566,490
7,493	StanCorp Financial Group, Inc.	284,734
7,202	The Hanover Insurance Group, Inc.	338,494
10,222	Transatlantic Holdings, Inc.	519,482
8,043	Unitrin, Inc.	196,169
19,517	WR Berkley Corp.	528,325
		7,108,882
Investment Bankers/Brokers (0.9%)
31,183	Apollo Investment Corp.	319,002
19,822	Jefferies Group, Inc.	449,761
15,971	Raymond James Financial, Inc.	404,546
13,701	Waddell & Reed Financial, Inc. - Class A	374,859
		1,548,168
Mortgage Revenue Bonds (0.3%)
14,925	Lender Processing Services, Inc.	495,958
Real Estate Investment Trust (0.4%)
6,837	Jones Lang LaSalle, Inc.	589,828
Real Estate Investment Trust-Apartments (1.3%)
10,267	BRE Properties, Inc.	426,080
10,741	Camden Property Trust	515,246
4,863	Essex Property Trust, Inc.	532,207
28,766	UDR, Inc.	607,538
		2,081,071
Real Estate Investment Trust-Diversified (0.7%)
16,567	Cousins Properties, Inc.	118,288
40,340	Duke Realty Corp.	467,541
18,240	Liberty Property Trust	581,856
		1,167,685
Real Estate Investment Trust-Health Care (1.0%)
19,845	Nationwide Health Properties, Inc.	767,406
15,197	Omega Healthcare Investors, Inc.	341,173
20,431	Senior Housing Properties Trust	480,128
		1,588,707
Real Estate Investment Trust-Hotels (0.3%)
19,786	Hospitality Properties Trust	441,821
Real Estate Investment Trust-Office (1.5%)
8,747	Alexandria Real Estate Equities, Inc.	612,290
9,507	Corporate Office Properties Trust SBI	354,706
11,484	Highwoods Properties, Inc.	372,885
12,732	Mack-Cali Realty Corp.	416,464
12,542	SL Green Realty Corp.	794,285
		2,550,630
Real Estate Investment Trust-Regional Mall (0.6%)
20,863	The Macerich Co.	896,066
Real Estate Investment Trust-Shopping (1.5%)
6,674	Equity One, Inc.	112,657
9,849	Federal Realty Investment Trust	804,269
17,637	Realty Income Corp.	594,720
13,126	Regency Centers Corp.	518,083
19,305	Weingarten Realty Investors	421,235
		2,450,964
Real Estate Investment Trust-Warehouse-Industrial (0.4%)
26,985	AMB Property Corp.	714,293

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
Savings and Loans (1.0%)
13,184	Astoria Financial Corp.	$179,698
33,522	First Niagara Financial Group, Inc.	390,531
69,843	New York Community Bancorp, Inc.	1,134,949
		1,705,178
Health Care (10.2%)
Biotechnology (1.1%)
3,105	Bio-Rad Laboratories, Inc. - Class A (b)	281,033
10,625	Charles River Laboratories International, Inc. (b)	352,219
32,525	Vertex Pharmaceuticals, Inc. (b) (c)	1,124,389
		1,757,641
Drugs (1.6%)
18,507	Endo Pharmaceuticals Holdings, Inc. (b)	615,173
9,649	Medicis Pharmaceutical Corp. - Class A	286,093
13,233	Perrigo Co.	849,823
19,053	Pharmaceutical Product Development, Inc.	472,324
7,965	United Therapeutics Corp. (b)	446,119
		2,669,532
Health Care Equipment (0.5%)
11,221	Immucor, Inc. (b)	222,512
9,432	Masimo Corp.	257,588
9,374	Thoratec Corp. (b)	346,651
		826,751
Health Care Providers & Services (0.3%)
26,293	Allscripts Healthcare Solutions, Inc. (b)	485,632
Hospital Management (1.2%)
15,136	Community Health Systems, Inc. (b)	468,762
40,189	Health Management Associates, Inc. - Class A (b)	307,848
6,331	Kindred Healthcare, Inc. (b)	82,429
8,695	LifePoint Hospitals, Inc. (b)	304,847
9,178	Psychiatric Solutions, Inc. (b)	307,922
15,588	Universal Health Services, Inc. - Class B	605,749
		2,077,557
Managed Care (0.4%)
15,622	Health Net, Inc. (b)	424,762
6,814	WellCare Health Plans, Inc. (b)	197,334
		622,096
Medical Products/Supplies (3.9%)
11,103	Beckman Coulter, Inc.	541,715
18,176	Edwards Lifesciences Corp. (b)	1,218,701
7,806	Gen-Probe, Inc. (b)	378,279
14,675	Henry Schein, Inc. (b)	859,662
10,181	Hill-Rom Holdings, Inc.	365,396
41,557	Hologic, Inc. (b)	665,328
10,023	Kinetic Concepts, Inc. (b)	366,641
10,156	Owens & Minor, Inc.	289,040
24,273	ResMed, Inc. (b)	796,397
9,552	STERIS Corp.	317,317
5,940	Techne Corp.	366,676
13,786	VCA Antech, Inc. (b)	290,747
		6,455,899
Personal Care (0.2%)
6,713	Life Time Fitness, Inc. (b)	264,962
Special Services (1.0%)
10,384	Covance, Inc. (b)	485,867
15,728	Lincare Holdings, Inc.	394,616
7,639	Mednax, Inc. (b)	407,159
18,948	Omnicare, Inc.	452,478
		1,740,120
Technology (13.3%)
Computer Networking (1.0%)
8,440	Alliance Data Systems Corp. (b)	550,794
7,310	Equinix, Inc. (b)	748,179
13,673	Polycom, Inc. (b)	372,999
		1,671,972
Computer Services & Software (5.9%)
5,349	ACI Worldwide, Inc. (b)	119,764
12,831	Acxiom Corp. (b)	203,500
2,542	Advent Software, Inc. (b)	132,667
14,575	ANSYS, Inc. (b)	615,794
17,117	AOL, Inc. (b)	423,646
42,694	Cadence Design Systems, Inc. (b)	325,755

See accompanying notes to investments in securities.

Shares		Market Value(a)
Technology—continued
6,356	Digital River, Inc. (b)	$216,358
12,903	F5 Networks, Inc. (b)	1,339,460
11,615	Gartner, Inc. - Class A (b)	341,946
12,782	Global Payments, Inc.	548,220
14,840	Informatica Corp. (b)	570,004
25,126	Ingram Micro, Inc. - Class A (b)	423,624
17,530	Mentor Graphics Corp. (b)	185,292
12,845	MICROS Systems, Inc. (b)	543,729
18,889	MSCI, Inc. (b)	627,304
9,426	National Instruments Corp.	307,853
18,498	Parametric Technology Corp. (b)	361,451
9,846	Quest Software, Inc. (b)	242,113
23,576	SEI Investments Co.	479,536
11,235	Solera Holdings, Inc.	496,138
6,845	SRA International, Inc. - Class A (b)	134,983
23,823	Synopsys, Inc. (b)	590,096
26,287	TIBCO Software, Inc. (b)	466,331
		9,695,564
Computer Systems (0.7%)
10,533	Diebold, Inc.	327,471
13,775	Jack Henry & Associates, Inc.	351,262
3,606	Mantech International Corp. - Class A (b)	142,798
25,737	NCR Corp. (b)	350,795
		1,172,326
Electrical Defense (0.2%)
5,323	Alliant Techsystems, Inc. (b)	401,354
Electrical Equipment (0.4%)
22,443	Gentex Corp.	437,863
29,930	Vishay Intertechnology, Inc. (b)	289,722
		727,585
Electrical Instruments (0.4%)
8,381	Thomas & Betts Corp. (b)	343,789
9,400	Woodward Governor Co.	304,748
		648,537
Electronic Component-Semiconductor (2.6%)
74,010	Atmel Corp. (b)	589,120
17,328	Cree, Inc. (b)	940,737
20,000	Fairchild Semiconductor International, Inc. (b)	188,000
25,428	Integrated Device Technology, Inc. (b)	148,754
11,277	International Rectifier Corp. (b)	237,832
19,856	Intersil Corp. - Class A	232,117
19,912	Lam Research Corp. (b)	833,317
9,958	Semtech Corp. (b)	201,052
7,156	Silicon Laboratories, Inc. (b)	262,267
28,645	Skyworks Solutions, Inc. (b)	592,378
		4,225,574
Electronics-Computer Distribution (0.7%)
18,892	Arrow Electronics, Inc. (b)	504,983
24,349	Avnet, Inc. (b) (c)	657,667
		1,162,650
Services-Data Processing (0.9%)
20,322	Broadridge Financial Solutions, Inc.	464,764
5,771	DST Systems, Inc.	258,772
7,428	Factset Research Systems, Inc.	602,634
6,688	Fair Isaac Corp.	164,926
		1,491,096
Special Services (0.5%)
18,623	Aecom Technology Corp. (b)	451,794
7,259	Tower Watson & Co. - Class A	356,998
		808,792
Transportation (2.1%)
Airlines (0.4%)
21,715	AirTran Holdings, Inc. (b)	159,605
5,743	Alaska Air Group, Inc. (b)	293,066
32,303	JetBlue Airways Corp. (b)	216,107
		668,778
Railroads (0.4%)
16,445	Kansas City Southern (b)	615,207
Shipping (0.4%)
6,602	Alexander & Baldwin, Inc.	230,014
8,651	Kirby Corp. (b)	346,559
4,293	Overseas Shipholding Group, Inc.	147,336
		723,909
Transport Services (0.2%)
7,991	Landstar System, Inc.	308,612
Trucking (0.7%)
8,730	Con-way, Inc.	270,543
7,424	GATX Corp.	217,672
14,236	JB Hunt Transport Services, Inc.	493,989

See accompanying notes to investments in securities.

Shares		Market Value(a)
Transportation—continued
7,103	Werner Enterprises, Inc.	$145,540
		1,127,744
Utilities (6.2%)
Electric Companies (3.4%)
17,767	Alliant Energy Corp.	645,831
6,286	Black Hills Corp.	196,123
9,738	Cleco Corp.	288,440
19,073	DPL, Inc.	498,378
21,738	Great Plains Energy, Inc.	410,848
15,022	Hawaiian Electric Industries, Inc.	338,596
7,726	IDACORP, Inc.	277,518
30,174	MDU Resources Group, Inc.	601,971
16,611	NSTAR	653,643
37,702	NV Energy, Inc.	495,781
15,614	OGE Energy Corp.	622,530
13,898	PNM Resources, Inc.	158,298
17,766	Westar Energy, Inc.	430,470
		5,618,427
Natural Gas (1.8%)
12,496	AGL Resources, Inc.	479,347
14,457	Atmos Energy Corp.	422,867
11,526	Energen Corp.	526,969
8,387	Gardner Denver, Inc.	450,214
17,630	UGI Corp.	504,394
13,046	Vectren Corp.	337,500
8,154	WGL Holdings, Inc.	308,058
		3,029,349
Utilities Diversified (0.2%)
6,474	Itron, Inc. (b)	396,403

Waste Management (0.5%)
3,671	Clean Harbors, Inc. (b)	248,710
12,394	Waste Connections, Inc. (b)	491,546
		740,256
Water Utilities (0.3%)
22,010	Aqua America, Inc.	449,004

Total Common Stocks (cost: $144,159,267)		160,016,651

See accompanying notes investments in securities.

Shares		Market Value(a)
Short-Term Securities (3.6%)
Investment Companies (3.6%)
2,000,000	JPMorgan U.S. Government Money Market Fund, current rate 0.090%	$2,000,000
1,250,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.030%	1,250,000
2,633,350	Wells Fargo & Co., current rate 0.019%	2,633,350
	Total short-term securities (cost: $5,883,350)	5,883,350
	Total investments in securities (cost: $150,042,617) (e)	$165,900,001
	Cash and other assets in excess of liabilities (-0.2%)	(255,036)
	Total net assets (100.0%)	$165,644,965

See accompanying notes investments in securities.

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Non-income producing security.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2010, securities with an aggregate market value of $3,368,060 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P Mid 400® E-Mini Future	December 2010	66	Long	$275,342	—
		66		$275,342	$0

(d)	The Portfolio held 0.4% of net assets in foreign securities at September 30, 2010.
(e)

At September 30, 2010 the cost of securities for federal income tax purposes was $150,890,026. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$29,153,057
	Gross unrealized depreciation	(14,143,082)
	Net unrealized appreciation	$15,009,975

See accompanying notes investments in securities.

Real Estate Securities Portfolio

Investments in Securities

September 30, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Market Value(a)
Common Stocks (94.3%)
Communication Services (0.2%)
Telephone (0.2%)
4,000	American Tower Corp. - Class A (b)	$205,040

Consumer Cyclical (2.4%)
Lodging-Hotel (2.4%)
30,200	Gaylord Entertainment Co. (b)	921,100
9,100	Hyatt Hotels Corp. - Class A (b)	340,249
20,705	Marriott International, Inc. - Class A	741,860
6,200	Starwood Hotels & Resorts Worldwide, Inc.	325,810
		2,329,019
Financial (91.1%)
Real Estate (8.5%)
148,200	Brookfield Properties Corp. (c)	2,300,064
60,500	CB Richard Ellis Group, Inc. - Class A (b)	1,105,940
48,100	Digital Realty Trust, Inc.	2,967,770
112,300	Forest City Enterprises, Inc. -Class A (b)	1,440,809
39,200	Retail Opportunity Investments Corp.	375,144
		8,189,727
Real Estate Investment Trust (1.1%)
19,700	Agree Realty Corp.	497,425
6,157	Jones Lang LaSalle, Inc.	531,164
		1,028,589
Real Estate Investment Trust-Apartments (14.5%)
49,500	American Campus Communities, Inc.	1,506,780
70,200	Associated Estates Realty Corp.	981,396
13,051	AvalonBay Communities, Inc.	1,356,390
24,900	Camden Property Trust	1,194,453
90,100	Equity Residential	4,286,057
9,526	Essex Property Trust, Inc.	1,042,526
24,000	Home Properties, Inc.	1,269,600
10,900	Mid-America Apartment Communities, Inc.	635,252
79,000	UDR, Inc.	1,668,480
		13,940,934
Real Estate Investment Trust-Diversified (7.1%)
35,000	Coresite Realty Corp. (b)	573,650
47,800	DuPont Fabros Technology, Inc.	1,202,170
25,900	Liberty Property Trust	826,210
38,386	Vornado Realty Trust	3,283,155
29,200	Washington Real Estate Investment Trust	926,516
		6,811,701
Real Estate Investment Trust-Health Care (6.6%)
95,400	HCP, Inc.	3,432,492
24,300	Health Care REIT, Inc.	1,150,362
21,600	Nationwide Health Properties, Inc.	835,272
17,900	Ventas, Inc.	923,103
		6,341,229
Real Estate Investment Trust-Hotels (8.1%)
18,600	Chatham Lodging Trust (b)	346,146
139,414	DiamondRock Hospitality Co. (b)	1,323,039
48,300	FelCor Lodging Trust, Inc. (b)	222,180
148,200	Hersha Hospitality Trust	767,676
230,946	Host Hotels & Resorts, Inc.	3,344,098
40,500	LaSalle Hotel Properties	947,295
46,000	Pebblebrook Hotel Trust (b)	828,460
		7,778,894
Real Estate Investment Trust-Manufactured Housing (1.1%)
19,900	Equity Lifestyle Properties, Inc.	1,084,152

Real Estate Investment Trust-Office (16.9%)
27,800	Alexandria Real Estate Equities, Inc.	1,946,000
128,800	BioMed Realty Trust, Inc.	2,308,096
35,521	Boston Properties, Inc.	2,952,506
139,000	Brandywine Realty Trust	1,702,750
45,420	Corporate Office Properties Trust SBI	1,694,620
95,708	Douglas Emmett, Inc.	1,675,847
6,800	Highwoods Properties, Inc.	220,796
34,700	Hudson Pacific Properties, Inc.	568,039
23,600	Kilroy Realty Corp.	782,104
26,700	Mack-Cali Realty Corp.	873,357
24,000	SL Green Realty Corp.	1,519,920
		16,244,035
Real Estate Investment Trust-Regional Mall (12.2%)
70,100	CBL & Associates Properties, Inc.	915,506
87,379	Simon Property Group, Inc.	8,103,528

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
63,369	The Macerich Co.	$2,721,699
		11,740,733
Real Estate Investment Trust-Self Storage (3.8%)
49,100	Extra Space Storage, Inc.	787,564
25,100	Public Storage	2,435,704
53,700	U-Store-It Trust	448,395
		3,671,663
Real Estate Investment Trust-Shopping (4.2%)
64,956	Acadia Realty Trust	1,234,164
77,600	Developers Diversified Realty Corp.	870,672
8,700	Federal Realty Investment Trust	710,442
14,394	Kite Realty Group Trust	63,910
22,805	Regency Centers Corp.	900,113
12,100	Weingarten Realty Investors	264,022
		4,043,323
Real Estate Investment Trust-Warehouse-Industrial (7.0%)
68,900	AMB Property Corp.	1,823,783
38,600	EastGroup Properties, Inc.	1,442,868
83,900	First Potomac Realty Trust	1,258,500
185,976	ProLogis	2,190,797
		6,715,948
Health Care (0.6%)
Health Care Diversified (0.6%)
37,438	Brookdale Senior Living, Inc. (b)	610,614

Total Common Stocks (cost: $65,836,183)		90,735,601

Preferred Stock (0.5%)
Financial (0.5%)
20,500	CapLease, Inc. (Series A)	515,575

Total Preferred Stocks (cost: $472,730)		515,575

See accompanying notes to investments in securities.

Shares		Market Value(a)
Short-Term Securities (4.5%)
Investment Companies (4.5%)
150,000	JPMorgan U.S. Government Money Market Fund, current rate 0.090%	$150,000
4,157,764	Wells Fargo & Co., current rate 0.019%	4,157,764
	Total short-term securities (cost: $4,307,764)	4,307,764
	Total investments in securities (cost: $70,616,677) (d)	$95,558,940
	Cash and other assets in excess of liabilities (0.7%)	651,346
	Total net assets (100.0%)	$96,210,286

See accompanying notes to investments in securities.

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the notes to investments in securities.
(b)	Non-income producing security.
(c)	The Portfolio held 2.4% of net assets in foreign securities at September 30, 2010.
(d)

At September 30, 2010 the cost of securities for federal income tax purposes was $74,616,974. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$21,199,156
	Gross unrealized depreciation	(257,190)
	Net unrealized appreciation	$20,941,966

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities

September 30, 2010

(Unaudited)

(1)   Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.)  Each Portfolio is diversified except for the International Bond Portfolio.  The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.  The Portfolios issue two classes of shares: Class 1 and Class 2, except for the Money Market Portfolio which only issues one class of shares (Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issue of Class 1 shares until February 11, 2008).  Class 2 shares and shares of the Money Market Portfolio are subject to a Rule 12b-1 fee that Class 1 shares are not.  Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class 1 and Class 2 shares.  Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately.  Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)    Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.  At September 30, 2010, no Portfolios were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2010, the Bond, International Bond, and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $29,087,969, $6,044,417, and $25,094,451, respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)   Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At September 30, 2010, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond and Mortgage were $26,291,489 and $4,038,165, respectively, which represent 7.1% and 3.5% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(4)  Fair Value Measurement

The Fund has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical investments. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, written options and swap contracts.

The following is a summary of the levels used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

		Fair Value Measurement at September 30, 2010 using
Fund	Quoted Prices in Active Markets for Identical Investments, Investments in Securities (Level 1)	Quoted Prices in Active Markets for Identical Investments, Other Financial Instruments (Level 1)	Other Significant Observable Inputs, Investments in Securities (Level 2)	Significant Unobservable Inputs, Investments in Securities (Level 3)	Value at 09/30/2010
Bond
Government Obligations	$—	$—	$187,118,789	$3,747,405	$190,866,194
Asset-Backed	—	—	21,238,456	2,341,471	23,579,927
Other Mortgage-Backed	—	—	33,538,375	1,421,774	34,960,149
Corporate Obligations	—	—	112,284,948	—	112,284,948
Investment Companies	29,628,822	—	—	—	29,628,822
Total Investments	29,628,822	—	354,180,568	7,510,650	391,320,040
Other Financial Instruments
Futures Contracts	—	153,836	—	—	153,836
Money Market
Commercial Paper	—	—	35,842,600	—	35,842,600
Corporate Notes	—	—	21,211,136	—	21,211,136
U.S. Government Obligations	—	—	52,569,926	—	52,569,926
Other Short-Term Investments	—	—	6,673,823	—	6,673,823
Investment Companies	2,124,242	—	—	—	2,124,242
Total Investments	2,124,242	—	116,297,485	—	118,421,727
Mortgage Securities
Government Obligations	—	—	95,482,961	—	95,482,961
Asset-Backed	—	—	5,625,757	874,631	6,500,388
Other Mortgage-Backed	—	—	7,007,081	1,104,427	8,111,508
Investment Companies	21,649,088	—	—	—	21,649,088
Total Investments	21,649,088	—	108,115,799	1,979,058	131,743,945
Other Financial Instruments
Futures Contracts	—	(26,861)	—	—	(26,861)
Index 500
Common Stocks	408,720,023	—	—	—	408,720,023
Investment Companies	12,988,740	—	—	—	12,988,740
Total Investments	421,708,763	—	—	—	421,708,763
Other Financial Instruments
Futures Contracts	—	218,086	—	—	218,086
International Bond
Long Term Debt Securities
Argentina	—	—	1,371,825	—	1,371,825
Australia	—	—	10,613,606	—	10,613,606
Brazil	—	—	6,963,448	—	6,963,448
Canada	—	—	113,453	—	113,453
France	—	—	1,279,217	—	1,279,217
Germany	—	—	993,408	—	993,408
Hungary	—	—	1,953,838	—	1,953,838
Indonesia	—	—	7,776,041	—	7,776,041
Israel	—	—	1,289,007	—	1,289,007
Lithuania	—	—	2,230,215	—	2,230,215
Malaysia	—	—	4,409,939	—	4,409,939
Mexico	—	—	11,130,600	—	11,130,600
Netherlands	—	—	1,853,479	—	1,853,479
Norway	—	—	4,005,857	—	4,005,857
Poland	—	—	7,436,526	—	7,436,526
Russia	—	—	3,923,493	—	3,923,493
South Africa	—	—	2,428,987	—	2,428,987
South Korea	—	—	11,800,266	—	11,800,266
Sri Lanka	—	—	—	2,030,178	2,030,178
Supra-National	—	—	796,692	—	796,692
Sweden	—	—	4,069,212	—	4,069,212
United Arab Emirates	—	—	1,845,528	—	1,845,528
United States	—	—	3,020,767	—	3,020,767
Venezuela	—	—	790,932	—	790,932
Vietnam	—	—	970,200	—	970,200
Short Term Debt Securities
Egypt	—	—	—	5,420,517	5,420,517
Israel	—	—	341,074	785,756	1,126,830
Sri Lanka	—	—	—	1,170	1,170
United States	—	—	5,425,000	—	5,425,000
Investment Companies	76,324	—	—	—	76,324
Total Investments	76,324	—	98,832,610	8,237,621	107,146,555
Other Financial Instruments
Forward Foreign Currency Contracts	—	1,792,307	—	—	1,792,307
Index 400 Mid-Cap
Common Stocks	160,016,651	—	—	—	160,016,651
Investment Companies	5,883,350	—	—	—	5,883,350
Total Investments	165,900,001	—	—	—	165,900,001
Other Financial Instruments
Futures Contracts	—	275,342	—	—	275,342
Real Estate Securities
Common Stocks	90,735,601	—	—	—	90,735,601
Preferred Stocks	515,575	—	—	—	515,575
Investment Companies	4,307,764	—	—	—	4,307,764
Total Investments	95,558,940	—	—	—	95,558,940

For additional details, see Schedule of Investments.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2010 is as follows:

				Total
				realized and
	Beginning	Net	Accrued	unrealized	Transfers in	Ending
	balance	purchases	discounts	gains	and/or out	Balance
Portfolio	12/31/2009	(sales)	(premiums)	(losses)	of Level 3	09/30/2010
Bond
Government Obligations	$—	$4,738,525	$(72)	$27,155	$(1,018,203)	$3,747,405
Asset-Backed	2,127,494	(95,427)	2	309,402	—	2,341,471
Other Mortgage Backed	1,314,823	3,001,218	(44,078)	286,291	(3,136,480)	1,421,774
Corporate Obligations	—	—	—	—	—	—
Money Market	—	—	—	—	—	—
Mortgage Securities
Government Obligations	—	3,538,598	(289)	—	(3,538,309)	—
Asset-Backed	787,725	—	2	86,904	—	874,631
Other Mortgage Backed	1,265,598	267,052	(20,209)	102,349	(510,363)	1,104,427
Index 500	—	—	—	—	—	—
International Bond
Egypt	—	5,386,305	136,676	51,071	(153,535)	5,420,517
Israel	323,448	752,380	5,938	36,936	(332,946)	785,756
Sri Lanka	1,745,647	41,710	4,176	239,815	—	2,031,348
Index 400 Mid-Cap	—	—	—	—	—	—
Real Estate Securities	—	—	—	—	—	—

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the year. Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

For the nine month period ended September 30, 2010, it has been determined that no significant transfers between levels 1 and 2 occurred.

Level 2 Measurements:

U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Structured securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Equity securities (common and non-redeemable preferred stock) — These securities are principally valued using the market approach. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Structured securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

Equity securities — common and non-redeemable preferred stock — These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

Short-term Investments. Short-term investments are of a similar nature to Level 3 fixed maturity and equity securities; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are similar to those described above for fixed maturity and equity securities.

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the year.  Transfers in or out of level 3 represents either the beginning value

(for transfers in), or the ending value (for transfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Earlier adoption is permitted. In the period of initial adoption, the Fund will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed. For the period ended September 30, 2010, it has been determined that no significant transfers between Levels 1 and 2 occurred.

(5)   Derivative Instruments Reporting

The Fund adopted FASB ASC 815, “Derivatives and Hedging” (“ASC 815”) (formerly known as FAS 161), effective January 1, 2009. Accordingly, with ASC 815, the Fund provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. The derivative instruments outstanding as of period end are disclosed in the Notes to Schedule of Investments.  Although the way in which the Fund uses currency forwards has not changed, the number of transactions increased slightly as the changes in global economic conditions drove the Fund to be slightly more active than it had been historically.

Equity derivatives were purchased or sold to generally manage the Index Portfolios’ liquidity and to attempt to replicate intended stock investments to maintain a fully invested Portfolio.

Interest rate derivatives are used both to manage the average duration of a Portfolio’s fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes on a Portfolios’ current or intended investments in foreign securities, as well as, to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The table below details the risk exposure of each of the Portfolios from derivative instruments:

		Risk Exposure
Portfolio	Total Value at 9/30/10	Equity	Interest Rate	Credit	Foreign Exchange
Bond	$153,836	$—	$153,836	$—	$—
Money Market	—	—	—	—	—
Mortgage Securities	(26,861)	—	(26,861)	—	—
Index 500	218,086	218,086	—	—	—
International Bond	1,792,307	—	—	—	1,792,307
Index 400 Mid-Cap	275,342	275,342	—	—	—
Real Estate Securities	—	—	—	—	—

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)
/s/ Gregory S. Strong
Gregory S. Strong, President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Gregory S. Strong
Gregory S. Strong, President
(Principal Executive Officer)

By (Signature and Title)
/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: November 24, 2010